UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher Madden Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

Quarterly Report

March 31, 2016

SSGA Master Trust

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 92.5%
COMMODITIES — 13.8%
PowerShares DB Commodity Index Tracking Fund (a) (b)	771,296	$10,250,524
PowerShares DB Oil Fund (a) (b)	471	3,660

		10,254,184

INFLATION LINKED — 29.9%
SPDR Barclays TIPS ETF (c)	309,255	17,692,478
SPDR Citi International Government Inflation-Protected Bond ETF (c)	83,641	4,546,725

		22,239,203

NATURAL RESOURCES — 24.8%
PowerShares Global Agriculture Portfolio	90,680	2,080,199
SPDR S&P Global Natural Resources ETF (c)	323,805	11,313,747
SPDR S&P International Energy Sector ETF (c)	93,698	1,510,852
SPDR S&P Metals & Mining ETF (c)	23,032	471,926
The Energy Select Sector SPDR Fund (c)	49,582	3,070,117

		18,446,841

REAL ESTATE — 24.0%
SPDR Dow Jones International Real Estate ETF (c)	183,914	7,625,074
SPDR Dow Jones REIT ETF (c)	107,986	10,274,868

		17,899,942

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $84,270,896)		68,840,170

SHORT-TERM INVESTMENT — 7.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d) (Cost $5,594,637)	5,594,637	5,594,637

TOTAL INVESTMENTS — 100.0% (Cost $89,865,533)		74,434,807
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(11,048)

NET ASSETS — 100.0%		$74,423,759

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnerships
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.
(e)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$10,254,184	$—	$—	$10,254,184
Inflation Linked	22,239,203	—	—	22,239,203
Natural Resources	18,446,841	—	—	18,446,841
Real Estate	17,899,942	—	—	17,899,942
Short-Term Investment	5,594,637	—	—	5,594,637

TOTAL INVESTMENTS	$74,434,807	$—	$—	$74,434,807

See accompanying Notes to Schedules of Investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.2%
DOMESTIC EQUITY — 19.2%
SPDR S&P Dividend ETF (a)	103,091	$8,240,064
SPDR Wells Fargo Preferred Stock ETF (a)	108,700	4,898,022
The Consumer Discretionary Select Sector SPDR Fund (a)	26,177	2,069,292
The Consumer Staples Select Sector SPDR Fund (a)	38,571	2,046,191
The Technology Select Sector SPDR Fund (a)	47,396	2,102,486

		19,356,055

DOMESTIC FIXED INCOME — 45.8%
SPDR Barclays Convertible Securities ETF (a)	118,404	5,115,053
SPDR Barclays High Yield Bond ETF (a)	398,449	13,646,878
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	205,624	7,046,735
SPDR Barclays Long Term Corporate Bond ETF (a)	260,024	10,372,357
SPDR Barclays Long Term Treasury ETF (a)	132,266	9,967,566

		46,148,589

INFLATION LINKED — 4.5%
SPDR Barclays TIPS ETF (a)	79,543	4,550,655

INTERNATIONAL EQUITY — 12.2%
SPDR S&P Global Infrastructure ETF (a)	23,567	1,060,630
SPDR S&P International Dividend ETF (a)	61,571	2,159,295
SPDR STOXX Europe 50 ETF (a)	133,836	4,017,757
WisdomTree Europe Hedged Equity Fund	96,403	5,005,244

		12,242,926

REAL ESTATE — 14.5%
SPDR Dow Jones International Real Estate ETF (a)	150,759	6,250,468
SPDR Dow Jones REIT ETF (a)	87,884	8,362,163

		14,612,631

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $98,126,052)		96,910,856

SHORT-TERM INVESTMENT — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (a) (b) (Cost $5,274,681)	5,274,681	5,274,681

TOTAL INVESTMENTS — 101.4% (Cost $103,400,733)		102,185,537
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,455,914)

NET ASSETS — 100.0%		$100,729,623

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$19,356,055	$—	$—	$19,356,055
Domestic Fixed Income	46,148,589	—	—	46,148,589
Inflation Linked	4,550,655	—	—	4,550,655
International Equity	12,242,926	—	—	12,242,926
Real Estate	14,612,631	—	—	14,612,631
Short-Term Investment	5,274,681	—	—	5,274,681

TOTAL INVESTMENTS	$102,185,537	$—	$—	$102,185,537

See accompanying Notes to Schedules of Investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 84.1%
DOMESTIC EQUITY — 14.2%
SPDR S&P 500 ETF Trust (a)	35,039	$7,202,617
SPDR S&P 500 Growth ETF (a)	72,360	7,274,351
The Consumer Discretionary Select Sector SPDR Fund (a)	45,840	3,623,652
The Consumer Staples Select Sector SPDR Fund (a)	67,203	3,565,119
The Technology Select Sector SPDR Fund (a)	83,106	3,686,582

		25,352,321

DOMESTIC FIXED INCOME — 28.6%
SPDR Barclays Aggregate Bond ETF (a)	210,888	12,347,492
SPDR Barclays High Yield Bond ETF (a)	413,791	14,172,342
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	206,810	7,087,379
SPDR Barclays Intermediate Term Treasury ETF (a)	28,766	1,756,452
SPDR Barclays Long Term Treasury ETF (a)	209,313	15,773,828

		51,137,493

INFLATION LINKED — 4.0%
SPDR Barclays TIPS ETF (a)	124,537	7,124,762

INTERNATIONAL EQUITY — 25.0%
SPDR S&P International Small Cap ETF (a)	191,491	5,470,898
SPDR S&P World ex-US ETF (a)	955,482	24,211,914
WisdomTree Europe Hedged Equity Fund	236,884	12,299,017
WisdomTree Japan Hedged Equity Fund	59,931	2,619,584

		44,601,413

REAL ESTATE — 12.3%
SPDR Dow Jones International Real Estate ETF (a)	221,262	9,173,523
SPDR Dow Jones REIT ETF (a)	134,956	12,841,063

		22,014,586

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $151,633,058)		150,230,575

SHORT-TERM INVESTMENT — 15.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (a) (b) (Cost $28,310,054)	28,310,054	28,310,054

TOTAL INVESTMENTS — 100.0% (Cost $179,943,112)		178,540,629
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		15,336

NET ASSETS — 100.0%		$178,555,965

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at March 31, 2016.
(c)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$25,352,321	$—	$—	$25,352,321
Domestic Fixed Income	51,137,493	—	—	51,137,493
Inflation Linked	7,124,762	—	—	7,124,762
International Equity	44,601,413	—	—	44,601,413
Real Estate	22,014,586	—	—	22,014,586
Short-Term Investment	28,310,054	—	—	28,310,054

TOTAL INVESTMENTS	$178,540,629	$—	$—	$178,540,629

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS (a) — 91.8%
AEROSPACE & DEFENSE — 1.8%
Atlantic Aviation FBO, Inc. Senior Secured Term Loan B, 3.25%, 6/1/2020	$3,341,580	$3,329,049
TransDigm, Inc.:
Senior Secured Term Loan C, 3.75%, 2/28/2020	2,987,140	2,952,190
Senior Secured Term Loan D, 3.75%, 6/4/2021	4,949,622	4,890,400
Senior Secured Term Loan E, 3.50%, 5/14/2022	888,940	877,273
WP CPP Holdings LLC Senior Secured Term Loan B3, 4.50%, 12/28/2019	2,806,659	2,602,306

		14,651,218

AIRLINES — 1.6%
American Airlines, Inc.:
Senior Secured Term Loan, 3.25%, 6/27/2020	2,000,000	1,994,650
Senior Secured Term Loan B, 3.50%, 10/10/2021	3,712,500	3,709,716
United Airlines, Inc. Senior Secured Term Loan B, 3.25%, 4/1/2019	3,989,717	3,986,725
US Airways Group, Inc. Senior Secured Term Loan B1, 3.50%, 5/23/2019	3,221,653	3,221,653

		12,912,744

AUTOMOBILES — 1.6%
Affinia Group Intermediate Holdings, Inc. Senior Secured Term Loan B2, 4.75%, 4/27/2020	2,700,000	2,701,688
Chrysler Group LLC:
Senior Secured Term Loan B, 3.25%, 12/31/2018	5,904,966	5,906,826
Senior Secured Term Loan B, 3.50%, 5/24/2017	2,037,421	2,040,110
TI Group Automotive Systems LLC Senior Secured Term Loan, 4.50%, 6/30/2022	1,990,000	1,983,781

		12,632,405

BIOTECHNOLOGY — 0.5%
Grifols Worldwide Operations USA, Inc. Senior Secured Term Loan B, 3.43%, 2/27/2021	3,979,695	3,983,715

BUILDING PRODUCTS — 0.2%
ABC Supply Co., Inc. Senior Secured Term Loan, 3.50%, 4/16/2020	2,000,000	2,001,500

CAPITAL MARKETS — 0.8%
Blue Coat Systems, Inc. Senior Secured Term Loan, 4.50%, 5/20/2022	4,829,143	4,765,761
Hamilton Lane Advisors LLC Senior Secured Term Loan B, 4.25%, 7/9/2022	1,350,407	1,349,840

		6,115,601

CHEMICALS — 1.5%
Axalta Coating Systems US Holdings, Inc. Senior Secured Term Loan, 3.75%, 2/1/2020	5,096,325	5,072,627

Huntsman International LLC Senior Secured Term Loan B, 3.50%, 3/23/2023	2,804,954	2,797,072
Ineos US Finance LLC Senior Secured Term Loan, 3.75%, 5/4/2018	4,009,048	3,974,590

		11,844,289

COMMERCIAL SERVICES & SUPPLIES — 4.0%
ADS Waste Holdings, Inc. Senior Secured Term Loan B2, 3.75%, 10/9/2019	5,259,660	5,224,052
Allied Security Holdings LLC Senior Secured 1st Lien Term Loan, 4.25%, 2/12/2021	313,687	306,629
Aramark Services, Inc. Senior Secured Term Loan F, 3.25%, 2/24/2021	3,949,848	3,945,720
Asurion LLC:
Senior Secured 2nd Lien Term Loan, 7.50%, 3/3/2021	2,000,000	1,885,000
Senior Secured Term Loan B1, 5.00%, 5/24/2019	1,466,130	1,448,412
Senior Secured Term Loan B4, 5.00%, 8/4/2022	8,501,912	8,337,230
KAR Auction Services, Inc. Senior Secured Term Loan B3, 4.25%, 3/9/2023	1,935,707	1,944,572
Lineage Logistics Holdings LLC Senior Secured Term Loan, 4.50%, 4/7/2021	2,673,796	2,259,357
Multi Packaging Solutions, Inc. Senior Secured Term Loan B, 4.25%, 9/30/2020	1,587,612	1,583,643
West Corp. Senior Secured Term Loan B10, 3.25%, 6/30/2018	5,159,921	5,141,655

		32,076,270

COMMUNICATIONS EQUIPMENT — 0.4%
Avaya, Inc. Senior Secured Term Loan B7, 6.25%, 5/29/2020	2,265,269	1,524,605
CommScope, Inc. Senior Secured Term Loan B5, 3.83%, 12/29/2022	1,398,519	1,399,394

		2,923,999

COMPUTERS & PERIPHERALS — 0.3%
Western Digital Corp. Senior Secured Term Loan B, 5.50%, 3/16/2023	2,320,918	2,296,990

CONTAINERS & PACKAGING — 1.9%
Ardagh Holdings USA, Inc. Senior Secured Term Loan, 4.00%, 12/17/2019	1,994,911	1,996,158
Berry Plastics Holding Corp.:
Senior Secured Term Loan D, 3.50%, 2/8/2020	2,912,431	2,905,645
Senior Secured Term Loan E, 3.75%, 1/6/2021	1,105,503	1,103,933
Senior Secured Term Loan F, 4.00%, 10/1/2022	3,071,275	3,076,081
Coveris Holdings S.A. Senior Secured Term Loan B1, 4.50%, 5/8/2019	592,012	579,432

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Hilex Poly Co. LLC Senior Secured Term Loan B, 6.00%, 12/5/2021	$1,208,804	$1,208,804
Reynolds Group Holdings, Inc. Senior Secured Dollar Term Loan, 4.50%, 12/1/2018	2,400,190	2,404,570
Tekni-Plex, Inc. Senior Secured Term Loan B, 4.50%, 6/1/2022	2,219,255	2,185,966

		15,460,589

DISTRIBUTORS — 0.2%
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	1,933,559	1,929,933

DIVERSIFIED CONSUMER SERVICES — 1.8%
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	2,802,139	2,767,126
ServiceMaster Co. Senior Secured Term Loan B, 4.25%, 7/1/2021	11,561,516	11,577,414

		14,344,540

DIVERSIFIED FINANCIAL SERVICES — 1.7%
AlixPartners LLP Senior Secured Term Loan B, 4.50%, 7/28/2022	1,773,267	1,772,159
Altice Financing SA Senior Secured Term Loan, 5.25%, 2/4/2022	1,709,978	1,717,810
CeraTec Services GmbH:
Senior Secured Term Loan B1, 4.25%, 8/30/2020	1,388,110	1,386,375
Senior Secured Term Loan B3, 4.25%, 8/30/2020	423,001	422,473
Tech Finance & Co. S.C.A Senior Secured Term Loan B, 5.00%, 7/11/2020	8,096,683	8,046,078

		13,344,895

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	11,500,000	11,492,812
Telesat LLC Senior Secured Term Loan B2, 3.50%, 3/28/2019	3,979,487	3,966,554
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 3.50%, 6/30/2023	10,000,000	9,931,300
Windstream Corp. Senior Secured Term Loan B6, 5.00%, 3/29/2021	11,250,000	11,179,688

		36,570,354

ELECTRIC UTILITIES — 0.9%
Astoria Energy LLC Senior Secured Term Loan B, 5.00%, 12/24/2021	920,835	880,553
La Frontera Generation LLC Senior Secured Term Loan, 4.50%, 9/30/2020	3,420,400	3,350,282
PowerTeam Services LLC Senior Secured 1st Lien Term Loan, 4.25%, 5/6/2020	2,874,018	2,830,908

		7,061,743

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
CDW LLC Senior Secured Term Loan, 3.25%, 4/29/2020	6,029,585	6,021,596
McJunkin Red Man Corp. Senior Secured Term Loan, 3.75%, 11/8/2019	1,992,452	1,922,716
Sensata Technologies B.V. Senior Secured Term Loan B, 3.00%, 10/14/2021	2,992,443	2,987,775
TTM Technologies, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 5/31/2021	8,000,000	7,610,000
Zebra Technologies Corp. Senior Secured Term Loan B, 4.75%, 10/27/2021	4,085,684	4,115,347

		22,657,434

FOOD & STAPLES RETAILING — 2.6%
Albertsons LLC:
Senior Secured Term Loan B2, 5.50%, 3/21/2019	3,935,319	3,941,596
Senior Secured Term Loan B4, 5.50%, 8/25/2021	7,615,557	7,636,499
Supervalu, Inc. Senior Secured Refi Term Loan B, 4.50%, 3/21/2019	2,910,292	2,854,633
US Foods, Inc. Senior Secured Refinance Term Loan, 4.50%, 3/31/2019	6,528,902	6,507,324

		20,940,052

FOOD PRODUCTS — 0.4%
Dole Food Co., Inc. Senior Secured Term Loan B, 4.50%, 11/1/2018	2,669,767	2,663,373
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.50%, 8/3/2022	725,450	727,111

		3,390,484

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Convatec, Inc. Senior Secured Term Loan, 4.25%, 6/15/2020	2,960,307	2,943,655
Greatbatch, Ltd. Senior Secured Term Loan B, 5.25%, 10/27/2022	98,118	98,164
Kinetic Concepts, Inc. Senior Secured Term Loan E1, 4.50%, 5/4/2018	5,426,967	5,407,457
Ortho-Clinical Diagnostics, Inc. Senior Secured Term Loan B, 4.75%, 6/30/2021	2,570,514	2,390,578

		10,839,854

HEALTH CARE PROVIDERS & SERVICES — 4.7%
Acadia Healthcare Co., Inc. Senior Secured Term Loan B2, 4.50%, 2/16/2023	3,286,635	3,301,014
Air Medical Group Holdings, Inc. Senior Secured Term Loan B, 4.25%, 4/28/2022	3,487,456	3,412,249
CeramTec Acquisition Corp. Senior Secured Term Loan B2, 4.25%, 8/30/2020	147,554	147,370

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CHG Healthcare Services, Inc. Senior Secured Term Loan, 4.25%, 11/19/2019	$2,105,848	$2,097,951
Community Health Systems, Inc. Senior Secured Term Loan G, 3.75%, 12/31/2019	5,194,951	5,114,871
DaVita HealthCare Partners, Inc. Senior Secured Term Loan B, 3.50%, 6/24/2021	2,170,771	2,180,268
Envision Healthcare Corp. Senior Secured Term Loan B2, 4.50%, 10/28/2022	3,595,926	3,602,668
FHC Health Systems, Inc. Senior Secured Term Loan, 5.00%, 12/23/2021	2,997,411	2,899,995
HCA, Inc. Senior Secured Term Loan B6, 3.68%, 3/17/2023	3,826,531	3,845,281
MPH Acquisition Holdings LLC Senior Secured Term Loan, 3.75%, 3/31/2021	5,645,229	5,600,067
National Mentor Holdings, Inc. Senior Secured Term Loan B, 4.25%, 1/31/2021	2,705,792	2,686,621
Truven Health Analytics, Inc. Senior Secured Term Loan B, 4.50%, 6/6/2019	2,469,049	2,468,284

		37,356,639

HEALTH CARE TECHNOLOGY — 1.4%
CT Technologies Intermediate Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 12/1/2021	4,705,808	4,644,044
IMS Health, Inc. Senior Secured Term Loan, 3.50%, 3/17/2021	6,401,349	6,399,365

		11,043,409

HOTELS, RESTAURANTS & LEISURE — 8.2%
Aristocrat Leisure, Ltd. Senior Secured Term Loan B, 3.75%, 10/20/2021	2,000,000	2,008,550
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	5,974,746	5,979,734
CEC Entertainment, Inc. Senior Secured Term Loan B, 4.00%, 2/14/2021	8,814,954	8,592,376
Delta 2 (LUX) S.A.R.L.:
Senior Secured 2nd Lien Term Loan, 6.75%, 7/31/2022	1,320,000	1,217,707
Senior Secured Term Loan B3, 4.75%, 7/30/2021	7,018,093	6,841,413
Hilton Worldwide Finance LLC Senior Secured Term Loan B2, 3.50%, 10/26/2020	3,520,833	3,525,604
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B, 3.75%, 4/14/2021	5,472,431	5,390,345
Las Vegas Sands LLC Senior Secured Term Loan B, 3.25%, 12/19/2020	6,118,389	6,121,784
MGM Resorts International Senior Secured Term Loan B, 3.50%, 12/20/2019	1,989,717	1,988,115

Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	13,844,176	13,444,010
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan B, 5.75%, 9/2/2021	9,947,607	9,955,068

		65,064,706

HOUSEHOLD DURABLES — 1.7%
Jarden Corp. Senior Secured Term Loan B2, 3.18%, 7/30/2022	2,558,571	2,558,571
Serta Simmons Holdings LLC Senior Secured Term Loan, 4.25%, 10/1/2019	5,109,704	5,113,715
Spectrum Brands, Inc. Senior Secured Term Loan, 3.50%, 6/23/2022	1,994,975	2,003,952
Spin Holdco, Inc. Senior Secured Term Loan B, 4.25%, 11/14/2019	3,842,066	3,751,778

		13,428,016

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. Senior Secured Term Loan B, 3.25%, 6/30/2022	1,586,667	1,582,700

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.3%
Calpine Construction Finance Company L.P. Senior Secured Original Term Loan B2, 3.25%, 1/31/2022	1,964,751	1,931,606
Calpine Corp. Senior Secured Term Loan B3, 4.00%, 10/9/2019	2,333,501	2,328,916
NRG Energy, Inc. Senior Secured Refi Term Loan B, 2.75%, 7/2/2018	5,959,053	5,910,278

		10,170,800

INSURANCE — 2.2%
Alliant Holdings I, Inc. Senior Secured Term Loan B, 4.50%, 8/12/2022	2,350,658	2,328,914
Hub International, Ltd. Senior Secured Term Loan B, 4.00%, 10/2/2020	5,986,188	5,845,094
National Financial Partners Corp. Senior Secured Term Loan B, 4.50%, 7/1/2020	3,903,892	3,824,838
Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 3.75%, 3/1/2021	3,982,214	3,887,637
Senior Secured 2nd Lien Term Loan, 5.75%, 2/28/2022	2,000,000	1,862,500

		17,748,983

INTERNET SOFTWARE & SERVICES — 1.7%
Go Daddy Operating Company LLC Senior Secured Term Loan B, 4.25%, 5/13/2021	1,349,251	1,349,534
Inmar, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 1/27/2021	3,126,136	3,047,014
Sabre, Inc. Senior Secured Term Loan B, 4.00%, 2/19/2019	5,346,790	5,356,842
TCH-2 Holding LLC Senior Secured 1st Lien Term Loan, 5.50%, 5/6/2021	3,990,109	3,810,553

		13,563,943

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

IT SERVICES — 2.7%
CSRA, Inc. Senior Secured Term Loan B, 3.75%, 11/28/2022	$845,339	$848,509
First Data Corp.:
Senior Secured Extended Term Loan, 4.00%, 3/24/2021	8,870,404	8,859,316
Senior Secured Term Loan, 3.93%, 9/24/2018	3,960,401	3,959,174
Senior Secured Term Loan, 4.18%, 7/8/2022	4,705,882	4,684,118
Global Payments, Inc. Senior Secured Term Loan B, 3.50%, 3/23/2023	1,540,656	1,550,932
TNS, Inc. Senior Secured 1st Lien Term Loan, 5.00%, 2/14/2020	1,358,754	1,340,920

		21,242,969

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	7,070,442	7,020,383

MACHINERY — 0.5%
Allison Transmission, Inc. Senior Secured Term Loan B3, 3.50%, 8/23/2019	3,886,784	3,890,788

MEDIA — 4.8%
Acosta Holdco, Inc. Senior Secured Term Loan, 4.25%, 9/26/2021	3,817,495	3,737,729
CCO Safari III LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	5,036,374	5,048,965
Charter Communications Operating LLC Senior Secured Term Loan F, 2.25%, 1/4/2021	2,742,949	2,736,338
Gray Television, Inc. Senior Secured Term Loan B, 3.19%, 6/13/2021	1,000,000	998,905
Neptune Finco Corp. Senior Secured Term Loan B, 5.00%, 10/9/2022	6,849,315	6,869,109
Numericable Group SA Senior Secured Term Loan B5, 4.56%, 7/31/2022	1,777,364	1,760,985
Numericable U.S. LLC:
Senior Secured Term Loan B1, 4.50%, 5/21/2020	1,069,600	1,064,188
Senior Secured Term Loan B2, 4.50%, 5/21/2020	925,350	920,667
Penton Media, Inc. Senior Secured Term Loan, 4.75%, 10/3/2019	1,326,908	1,315,855
Sinclair Television Group, Inc. Senior Secured Term Loan B1, 2.75%, 7/30/2021	748,116	747,648
Univision Communications, Inc.:
Senior Secured Term Loan C3, 4.00%, 3/1/2020	1,965,077	1,948,905
Senior Secured Term Loan C4, 4.00%, 3/1/2020	2,918,578	2,893,260
UPC Financing Partnership Senior Secured Term Loan AH, 2.50%, 6/30/2021	4,000,000	3,974,280
WMG Acquisition Corp. Senior Secured New Term Loan, 2.75%, 7/1/2020	1,994,885	1,971,196

Ziggo B.V.:
Senior Secured Term Loan B1, 3.50%, 1/15/2022	739,574	733,617
Senior Secured Term Loan B2A, 3.51%, 1/15/2022	476,596	472,757
Senior Secured Term Loan B3, 3.60%, 1/15/2022	783,830	777,516

		37,971,920

MULTILINE RETAIL — 1.0%
Dollar Tree, Inc. Senior Secured Term Loan B1, 3.50%, 7/6/2022	4,567,672	4,590,510
Neiman Marcus Group, Inc. Senior Secured Term Loan, 4.25%, 10/25/2020	3,330,944	3,060,305

		7,650,815

PERSONAL PRODUCTS — 1.3%
NBTY, Inc. Senior Secured Term Loan B2, 3.50%, 10/1/2017	4,883,639	4,872,455
Revlon Consumer Products Corp. Senior Secured Acquisition Term Loan, 4.00%, 10/8/2019	5,667,831	5,682,000

		10,554,455

PHARMACEUTICALS — 3.5%
Capsugel Holdings US, Inc. Senior Secured Term Loan B, 2.50%, 8/1/2018	7,198,644	7,180,648
Concordia Healthcare Corp. Senior Secured Term Loan, 5.25%, 10/21/2021	7,113,014	6,945,858
MedImpact OpCo Holdings, Inc. Senior Secured Term Loan, 4.75%, 10/27/2022	987,342	988,576
Valeant Pharmaceuticals International Senior Secured Term Loan B F1, 4.00%, 4/1/2022	9,726,818	9,220,245
Valeant Pharmaceuticals International, Inc. Senior Secured Series E Term Loan B, 3.75%, 8/5/2020	3,454,684	3,268,994

		27,604,321

PROFESSIONAL SERVICES — 1.8%
Advantage Sales & Marketing, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 7/23/2021	6,367,582	6,269,108
Information Resources, Inc. Senior Secured Term Loan B, 4.75%, 9/30/2020	1,994,885	1,999,872
TransUnion LLC Senior Secured Term Loan B2, 3.50%, 4/9/2021	6,476,595	6,424,782

		14,693,762

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Realogy Corp. Senior Secured Term Loan B, 3.75%, 3/5/2020	3,930,159	3,933,834

ROAD & RAIL — 0.7%
Hertz Corp.:
Senior Secured Add-On Term Loan B, 2.75%, 3/11/2018	3,989,691	3,994,678

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Senior Secured Term Loan B2, 3.00%, 3/11/2018	$1,994,859	$1,988,096

		5,982,774

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.6%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B1, 4.25%, 2/1/2023	16,192,171	16,134,202
Microsemi Corp. Senior Secured Term Loan B, 5.25%, 1/15/2023	7,739,014	7,786,184
NXP B.V. Senior Secured Term Loan B, 3.75%, 12/7/2020	8,673,913	8,704,402
ON Semiconductor Corp. Senior Secured Term Loan B, 4.50%, 3/31/2023	11,925,043	11,960,460

		44,585,248

SOFTWARE — 8.4%
Applied Systems, Inc. Senior Secured 1st Lien Term Loan, 4.31%, 1/25/2021	1,628,879	1,615,987
Aspect Software, Inc. Senior Secured Term Loan B, 9.25%, 5/7/2016	7,674,932	7,636,557
BMC Software Finance, Inc. Senior Secured Term Loan, 5.00%, 9/10/2020	10,519,195	8,845,959
CCC Information Services, Inc. Senior Secured Term Loan, 4.00%, 12/20/2019	4,907,057	4,838,064
Compuware Corp. Senior Secured Term Loan B2, 6.25%, 12/15/2021	6,449,837	6,193,875
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/1/2022	5,682,549	5,407,883
Hyland Software, Inc. Senior Secured Term Loan, 4.75%, 7/1/2022	1,995,177	1,990,189
Informatica Corp. Senior Secured Term Loan, 4.50%, 8/5/2022	3,984,356	3,919,610
Kronos, Inc.:
Senior Secured 2nd Lien Term Loan, 9.75%, 4/30/2020	6,094,695	6,087,077
Senior Secured Initial Incremental Term Loan, 4.50%, 10/30/2019	4,948,085	4,935,739
MA FinanceCo. LLC Senior Secured Term Loan B, 5.25%, 11/19/2021	4,356,975	4,358,064
Mitchell International, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 10/13/2020	2,764,758	2,677,668
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	3,501,955	3,455,992
SS&C Technologies, Inc.:
Senior Secured Term Loan B1, 4.01%, 7/8/2022	1,723,155	1,728,678
Senior Secured Term Loan B2, 4.02%, 7/8/2022	249,781	250,582
Vertafore, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 10/3/2019	2,905,539	2,905,539

		66,847,463

SPECIALTY RETAIL — 3.6%
Bass Pro Group LLC Senior Secured Term Loan, 4.00%, 6/5/2020	571,231	545,048
Burlington Coat Factory Warehouse Corp. Senior Secured Term Loan B3, 4.25%, 8/13/2021	1,000,000	1,002,500
General Nutrition Centers, Inc. Senior Secured Term Loan, 3.25%, 3/4/2019	1,998,066	1,986,328
Men’s Wearhouse, Inc. Senior Secured Term Loan B, 3.50%, 6/18/2021	2,000,000	1,931,260
Michaels Stores, Inc. Senior Secured Term Loan B, 3.75%, 1/28/2020	4,939,872	4,936,389
Petco Animal Supplies, Inc. Senior Secured Term Loan B2, 5.62%, 1/26/2023	7,000,000	7,007,000
PetSmart, Inc. Senior Secured Term Loan B1, 4.25%, 3/11/2022	11,621,322	11,591,803

		29,000,328

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Dell, Inc. Senior Secured Term Loan B2, 4.00%, 4/29/2020	13,850,224	13,857,634

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 4.00%, 10/1/2022	1,764,532	1,765,635
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,441,367	1,424,928

		3,190,563

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.00%, 4/13/2020	4,979,527	4,937,475
SBA Senior Finance II LLC Senior Secured Term Loan B1, 3.25%, 3/24/2021	5,979,721	5,959,988
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	5,222,086	5,248,614

		16,146,077

TOTAL SENIOR FLOATING RATE LOANS (Cost $735,236,374)		732,111,139

CORPORATE BONDS & NOTES — 6.5%
ENTERTAINMENT — 0.8%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	2,000,000	2,072,600
Scientific Games Corp. 8.13%, 9/15/2018	1,037,000	876,265
Scientific Games International, Inc. 7.00%, 1/1/2022 (b)	3,400,000	3,459,500

		6,408,365

FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.75%, 3/15/2020	1,000,000	1,033,100

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

HEALTH CARE PRODUCTS — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (b)	$830,000	$875,650

HEALTH CARE SERVICES — 2.3%
CHS/Community Health Systems, Inc. 5.13%, 8/1/2021	2,000,000	2,020,000
HCA, Inc.:
4.75%, 5/1/2023	4,000,000	4,070,000
5.25%, 4/15/2025	5,000,000	5,150,000
Tenet Healthcare Corp.:
4.13%, 6/15/2020 (b)	5,000,000	4,962,500
6.75%, 6/15/2023	2,000,000	1,920,000

		18,122,500

LEISURE TIME — 0.7%
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (b)	750,000	763,050
5.38%, 4/15/2023 (b)	4,950,000	5,049,000

		5,812,050

MEDIA — 0.9%
AMC Networks, Inc. 5.00%, 4/1/2024	1,540,000	1,540,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (b)	1,000,000	992,500
Univision Communications, Inc. 5.13%, 5/15/2023 (b)	5,000,000	5,000,000

		7,532,500

PACKAGING & CONTAINERS — 0.5%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is 6.00%, 6/15/2017 (b)	3,000,000	2,968,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75%, 10/15/2020	1,000,000	1,026,300

		3,994,500

PHARMACEUTICALS — 0.2%
Valeant Pharmaceuticals International, Inc. 6.13%, 4/15/2025 (b)	$2,000,000	$1,540,000

RETAIL — 0.3%
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (b)	2,000,000	2,060,000

SOFTWARE — 0.3%
First Data Corp. 5.00%, 1/15/2024 (b)	2,000,000	2,002,600

TELECOMMUNICATIONS — 0.3%
T-Mobile USA, Inc. 6.73%, 4/28/2022	2,000,000	2,084,600

TOTAL CORPORATE BONDS & NOTES (Cost $51,683,011)		51,465,865

	Shares
SHORT-TERM INVESTMENT — 10.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d) (Cost $83,067,661)	83,067,661	83,067,661

TOTAL INVESTMENTS — 108.7% (Cost $869,987,046)		866,644,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(69,158,965)

NET ASSETS — 100.0%		$797,485,700

(a)	The rate shown represents the rate at March 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.7% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$—	$14,651,218	$—	$14,651,218
Airlines	—	12,912,744	—	12,912,744
Automobiles	—	12,632,405	—	12,632,405
Biotechnology	—	3,983,715	—	3,983,715
Building Products	—	2,001,500	—	2,001,500
Capital Markets	—	6,115,601	—	6,115,601
Chemicals	—	11,844,289	—	11,844,289
Commercial Services & Supplies	—	32,076,270	—	32,076,270
Communications Equipment	—	2,923,999	—	2,923,999
Computers & Peripherals	—	2,296,990	—	2,296,990
Containers & Packaging	—	15,460,589	—	15,460,589
Distributors	—	1,929,933	—	1,929,933
Diversified Consumer Services	—	14,344,540	—	14,344,540
Diversified Financial Services	—	13,344,895	—	13,344,895

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Telecommunication Services	$—	$36,570,354	$—	$36,570,354
Electric Utilities	—	7,061,743	—	7,061,743
Electronic Equipment, Instruments & Components	—	22,657,434	—	22,657,434
Food & Staples Retailing	—	20,940,052	—	20,940,052
Food Products	—	3,390,484	—	3,390,484
Health Care Equipment & Supplies	—	10,839,854	—	10,839,854
Health Care Providers & Services	—	37,356,639	—	37,356,639
Health Care Technology	—	11,043,409	—	11,043,409
Hotels, Restaurants & Leisure	—	65,064,706	—	65,064,706
Household Durables	—	13,428,016	—	13,428,016
Household Products	—	1,582,700	—	1,582,700
Independent Power Producers & Energy Traders	—	10,170,800	—	10,170,800
Insurance	—	17,748,983	—	17,748,983
Internet Software & Services	—	13,563,943	—	13,563,943
IT Services	—	21,242,969	—	21,242,969
Life Sciences Tools & Services	—	7,020,383	—	7,020,383
Machinery	—	3,890,788	—	3,890,788
Media	—	37,971,920	—	37,971,920
Multiline Retail	—	7,650,815	—	7,650,815
Personal Products	—	10,554,455	—	10,554,455
Pharmaceuticals	—	27,604,321	—	27,604,321
Professional Services	—	14,693,762	—	14,693,762
Real Estate Management & Development	—	3,933,834	—	3,933,834
Road & Rail	—	5,982,774	—	5,982,774
Semiconductors & Semiconductor Equipment	—	44,585,248	—	44,585,248
Software	—	66,847,463	—	66,847,463
Specialty Retail	—	29,000,328	—	29,000,328
Technology Hardware, Storage & Peripherals	—	13,857,634	—	13,857,634
Trading Companies & Distributors	—	3,190,563	—	3,190,563
Wireless Telecommunication Services	—	16,146,077	—	16,146,077
Corporate Bonds & Notes
Entertainment	—	6,408,365	—	6,408,365
Food Service	—	1,033,100	—	1,033,100
Health Care Products	—	875,650	—	875,650
Health Care Services	—	18,122,500	—	18,122,500
Leisure Time	—	5,812,050	—	5,812,050
Media	—	7,532,500	—	7,532,500
Packaging & Containers	—	3,994,500	—	3,994,500
Pharmaceuticals	—	1,540,000	—	1,540,000
Retail	—	2,060,000	—	2,060,000
Software	—	2,002,600	—	2,002,600
Telecommunications	—	2,084,600	—	2,084,600
Short-Term Investment	83,067,661	—	—	83,067,661

TOTAL INVESTMENTS	$83,067,661	$783,577,004	$—	$866,644,665

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 33.6%
ASSET-BACKED — OTHER — 3.7%
Ford Credit Floorplan Master Owner Trust A Series 2014-1, Class A2, 0.84%, 2/15/2019 (a)	$200,000	$199,641
John Deere Owner Trust Series 2014-B, Class A2A, 0.54%, 7/17/2017	65,662	65,640
Mercedes-Benz Master Owner Trust Series 2015-AA, Class A, 0.76%, 4/15/2019 (a) (b)	250,000	249,657

		514,938

ASSET-BACKED — STUDENT LOAN — 0.1%
SLM Student Loan Trust Series 2014-2, Class A1, 0.68%, 7/25/2019 (a)	20,635	20,617

AUTOMOBILE — 18.3%
BMW Vehicle Lease Trust:
Series 2015-1, Class A2B, 0.75%, 2/21/2017 (a)	186,061	186,061
Series 2016-1, Class A2B, 0.93%, 1/22/2018 (a)	250,000	250,023
Drive Auto Receivables Trust Series 2015-DA, Class A2B, 1.31%, 6/15/2018 (a) (b)	146,699	146,689
Ford Credit Auto Lease Trust Series 2014-B, Class A4, 1.10%, 11/15/2017	250,000	249,973
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3, 1.10%, 9/15/2019	250,000	249,622
Honda Auto Receivables Owner Trust Series 2013-3, Class A4, 1.13%, 9/16/2019	250,000	250,218
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/2018	451,591	451,198
Nissan Auto Receivables Owner Trust:
Series 2015-B, Class A2B, 0.72%, 7/16/2018 (a)	239,169	239,219
Series 2016-A, Class A2B, 0.79%, 2/15/2019 (a)	250,000	250,078
Santander Drive Auto Receivables Trust Series 2014-5, Class A3, 1.15%, 1/15/2019	250,000	249,901
World Omni Auto Receivables Trust Series 2014-B, Class A2A, 0.60%, 1/16/2018	41,787	41,769

		2,564,751

CREDIT CARD — 11.5%
American Express Credit Account Master Trust Series 2014-3, Class A, 1.49%, 4/15/2020	230,000	231,332
American Express Credit Account Secured Note Trust Series 2012-4, Class A, 0.68%, 5/15/2020 (a)	250,000	249,764
Barclays Dryrock Issuance Trust Series 2014-2, Class A, 0.78%, 3/16/2020 (a)	100,000	99,929

Cabela’s Credit Card Master Note Trust Series 2012-2A, Class A2, 0.92%, 6/15/2020 (a) (b)	250,000	249,601
Capital One Multi-Asset Execution Trust Series 2015-A6, Class A6, 0.81%, 6/15/2020 (a)	250,000	249,757
Chase Issuance Trust Series 2013-A3, Class A3, 0.72%, 4/15/2020 (a)	150,000	150,000
Citibank Credit Card Issuance Trust Series 2013-A12, Class A12, 0.85%, 11/7/2018 (a)	200,000	200,018
Golden Credit Card Trust Series 2014-1A, Class A, 0.87%, 3/15/2019 (a) (b)	175,000	174,406

		1,604,807

TOTAL ASSET-BACKED SECURITIES (Cost $4,705,686)		4,705,113

CORPORATE BONDS & NOTES — 60.6%
AEROSPACE & DEFENSE — 1.8%
Boeing Co. 0.74%, 10/30/2017 (a)	250,000	249,850

AUTO MANUFACTURERS — 3.1%
American Honda Finance Corp.:
Series MTN, 0.76%, 9/2/2016 (a)	100,000	100,043
Series MTN, 0.95%, 12/11/2017 (a)	187,000	186,649
Daimler Finance North America LLC 1.33%, 8/3/2017 (a) (b)	150,000	149,962

		436,654

BANKS — 23.7%
American Express Bank FSB 0.74%, 6/12/2017 (a)	150,000	149,098
Bank of America NA Series BKNT, 1.04%, 5/8/2017 (a)	150,000	149,720
Canadian Imperial Bank of Commerce 1.14%, 7/18/2016 (a)	100,000	100,129
Commonwealth Bank of Australia 1.03%, 3/12/2018 (a) (b)	200,000	198,826
Fifth Third Bank 1.15%, 11/18/2016	200,000	200,322
Goldman Sachs Group, Inc. Series 1, 1.82%, 4/30/2018 (a)	250,000	251,057
JPMorgan Chase & Co. 1.52%, 1/25/2018 (a)	150,000	150,464
Morgan Stanley Series GMTN, 1.90%, 4/25/2018 (a)	250,000	251,520
National Australia Bank, Ltd. 0.91%, 6/30/2017 (a) (b)	250,000	249,545
Nederlandse Waterschapsbank NV 0.82%, 10/18/2016 (a) (b)	200,000	200,098
Royal Bank of Canada:
Series GMTN, 0.88%, 6/16/2017 (a)	120,000	119,725
Series GMTN, 1.16%, 3/15/2019 (a)	250,000	247,335
Toronto-Dominion Bank Series MTN, 1.46%, 1/22/2019 (a)	100,000	100,039
US Bank NA:
0.92%, 1/26/2018 (a)	250,000	248,911
Series MTN, 1.20%, 1/29/2018 (a)	250,000	250,036
Wells Fargo & Co. 1.25%, 4/23/2018 (a)	200,000	199,969
Wells Fargo Bank NA 1.36%, 1/22/2018 (a)	250,000	250,741

		3,317,535

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

BEVERAGES — 3.6%
Anheuser-Busch InBev Finance, Inc. 1.02%, 2/1/2019 (a)	$250,000	$248,580
PepsiCo, Inc. 0.87%, 7/17/2017 (a)	250,000	250,288

		498,868

HEALTH CARE PRODUCTS — 1.8%
Medtronic, Inc. 0.73%, 2/27/2017 (a)	250,000	249,684

INTERNET — 1.1%
eBay, Inc. 1.10%, 8/1/2019 (a)	160,000	155,244

IT SERVICES — 2.5%
Apple, Inc. 0.69%, 5/5/2017 (a)	150,000	149,989
International Business Machines Corp. 0.81%, 2/6/2018 (a)	205,000	204,138

		354,127

MACHINERY, CONSTRUCTION & MINING — 1.4%
Caterpillar Financial Services Corp. Series GMTN, 0.81%, 6/9/2017 (a)	200,000	199,873

MACHINERY-DIVERSIFIED — 4.3%
John Deere Capital Corp.:
1.19%, 1/8/2019 (a)	200,000	200,490
Series MTN, 0.85%, 12/15/2017 (a)	200,000	199,110
Series MTN, 1.85%, 9/15/2016	200,000	200,925

		600,525

OIL & GAS — 8.1%
BP Capital Markets PLC 1.13%, 5/10/2018 (a)	150,000	148,119
Chevron Corp. 1.13%, 11/16/2018 (a)	250,000	248,615
ConocoPhillips Co. 0.95%, 5/15/2018 (a)	250,000	240,860
Shell International Finance B.V. 0.94%, 5/10/2017 (a)	250,000	249,533
Statoil ASA 0.82%, 11/9/2017 (a)	250,000	246,925

		1,134,052

PHARMACEUTICALS — 1.8%
Pfizer, Inc. 0.93%, 6/15/2018 (a)	250,000	249,498

RETAIL — 2.8%
Home Depot, Inc. 1.00%, 9/15/2017 (a)	150,000	150,525
Lowe’s Cos., Inc. 1.06%, 9/10/2019 (a)	250,000	249,579

		400,104

SEMICONDUCTORS — 1.1%
QUALCOMM, Inc. 0.89%, 5/18/2018 (a)	150,000	148,503

TELECOMMUNICATIONS — 2.8%
Cisco Systems, Inc.:
0.94%, 6/15/2018 (a)	150,000	149,651
1.24%, 2/21/2018 (a)	250,000	250,655

		400,306

TRANSPORTATION — 0.7%
Canadian National Railway Co. 0.79%, 11/14/2017 (a)	100,000	99,750

TOTAL CORPORATE BONDS & NOTES (Cost $8,517,158)		8,494,573

U.S. TREASURY OBLIGATIONS — 5.4%
Treasury Notes:
0.50%, 1/31/2017	150,000	149,889
0.63%, 5/31/2017	250,000	249,853
0.63%, 9/30/2017	360,000	359,536

TOTAL U.S. TREASURY OBLIGATIONS (Cost $758,387)		759,278

	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d) (Cost $42,282)	42,282	42,282

TOTAL INVESTMENTS — 99.9% (Cost $14,023,513)		14,001,246
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		10,968

NET ASSETS — 100.0%		$14,012,214

(a)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.6% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities
Asset-Backed — Other	$—	$514,938	$—	$514,938
Asset-Backed — Student Loan	—	20,617	—	20,617
Automobile	—	2,564,751	—	2,564,751
Credit Card	—	1,604,807	—	1,604,807
Corporate Bonds & Notes
Aerospace & Defense	—	249,850	—	249,850
Auto Manufacturers	—	436,654	—	436,654
Banks	—	3,317,535	—	3,317,535
Beverages	—	498,868	—	498,868
Health Care Products	—	249,684	—	249,684
Internet	—	155,244	—	155,244
IT Services	—	354,127	—	354,127
Machinery, Construction & Mining	—	199,873	—	199,873
Machinery-Diversified	—	600,525	—	600,525
Oil & Gas	—	1,134,052	—	1,134,052
Pharmaceuticals	—	249,498	—	249,498
Retail	—	400,104	—	400,104
Semiconductors	—	148,503	—	148,503
Telecommunications	—	400,306	—	400,306
Transportation	—	99,750	—	99,750
U.S. Treasury Obligations	—	759,278	—	759,278
Short-Term Investment	42,282	—	—	42,282

TOTAL INVESTMENTS	$42,282	$13,958,964	$—	$14,001,246

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

ASSET-BACKED SECURITIES — 0.2%
ALM, Ltd. Series 2014-14A, Class A1, 2.05%, 7/28/2026 (a) (b)	2,500,000	$2,478,120
Octagon Investment Partners, Ltd. Series 2012-1AR, Class AR, 1.57%, 5/5/2023 (a) (b)	2,209,618	2,199,958

TOTAL ASSET-BACKED SECURITIES (Cost $4,671,070)		4,678,078

	Principal Amount
CORPORATE BONDS & NOTES — 15.7%
AUSTRALIA — 0.1%
Westpac Banking Corp. 2.60%, 11/23/2020	$2,230,000	2,270,437

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	2,530,000	2,598,702

BERMUDA — 0.0% (c)
Aircastle, Ltd. 5.00%, 4/1/2023	465,000	466,163

BRAZIL — 0.5%
Banco do Brasil SA 9.00%, 6/18/2024 (b)	200,000	138,800
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024	700,000	507,500
Cosan Overseas, Ltd. 8.25%, 8/5/2016	2,100,000	1,764,000
ESAL GmbH 6.25%, 2/5/2023	200,000	175,750
Gerdau Trade, Inc. 5.75%, 1/30/2021	1,000,000	892,500
Globo Comunicacao e Participacoes SA 5.31%, 5/11/2022 (d)	700,000	692,300
GTL Trade Finance, Inc. 5.89%, 4/29/2024	250,000	203,988
JBS Investments GmbH 7.75%, 10/28/2020	400,000	394,500
JBS USA LLC/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	974,000	970,104
Marfrig Holdings Europe B.V. 6.88%, 6/24/2019	2,000,000	1,902,500
Marfrig Overseas, Ltd. 9.50%, 5/4/2020	250,000	252,500
Minerva Luxembourg SA:
7.75%, 1/31/2023	1,000,000	1,008,750
8.75%, 4/3/2019 (b)	1,300,000	1,213,875

		10,117,067

CANADA — 0.2%
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	2,330,000	2,354,585
Toronto-Dominion Bank:
Series GMTN, 1.75%, 7/23/2018	795,000	796,998
Series MTN, 2.13%, 4/7/2021	1,445,000	1,442,544

		4,594,127

CAYMAN ISLANDS — 0.0% (c)
Interoceanica IV Finance, Ltd. Zero Coupon, 11/30/2018	679,774	642,386

Security Description	Principal Amount	Value

CHILE — 1.2%
AES Gener SA 5.25%, 8/15/2021	3,000,000	3,183,675
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	1,500,000	1,571,250
5.00%, 1/21/2021	260,000	278,200
Cencosud SA 4.88%, 1/20/2023	200,000	200,291
Colbun SA 6.00%, 1/21/2020	1,500,000	1,644,070
Corpbanca SA 3.88%, 9/22/2019	1,300,000	1,331,405
CorpGroup Banking SA 6.75%, 3/15/2023	1,250,000	1,165,625
Empresa Electrica Angamos SA 4.88%, 5/25/2029	4,000,000	3,706,912
Empresa Electrica Guacolda SA 4.56%, 4/30/2025 (a)	900,000	860,186
Empresa Nacional de Telecomunicaciones SA 4.75%, 8/1/2026	200,000	191,008
GNL Quintero SA 4.63%, 7/31/2029	4,100,000	4,110,250
Guanay Finance, Ltd. 6.00%, 12/15/2020	2,870,929	2,777,624
Inversiones CMPC SA 4.50%, 4/25/2022	1,580,000	1,623,128
Latam Airlines Group SA 7.25%, 6/9/2020 (a)	800,000	736,000
Sociedad Quimica y Minera de Chile SA:
4.38%, 1/28/2025	2,000,000	1,880,000
5.50%, 4/21/2020	850,000	880,388
Tanner Servicios Financieros SA 4.38%, 3/13/2018	1,100,000	1,075,250
Telefonica Chile SA 3.88%, 10/12/2022	200,000	203,434

		27,418,696

CHINA — 0.1%
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	1,500,000	1,496,128
CNPC General Capital, Ltd. 2.75%, 5/14/2019	500,000	507,027
Sinopec Group Overseas Development 2015, Ltd.:
2.50%, 4/28/2020 (a)	500,000	502,083
2.50%, 4/28/2020	500,000	502,084

		3,007,322

COLOMBIA — 1.3%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd. 8.38%, 5/10/2020	1,500,000	1,177,500
Banco Bilbao Vizcaya Argentaria Colombia SA 4.88%, 4/21/2025	2,900,000	2,805,750
Banco Davivienda SA 5.88%, 7/9/2022	1,600,000	1,600,000
Banco GNB Sudameris SA:
3.88%, 5/2/2018	732,000	719,556
7.50%, 7/30/2022	400,000	398,000
Bancolombia SA 6.13%, 7/26/2020	3,000,000	3,164,100

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Ecopetrol SA:
5.88%, 5/28/2045	$500,000	$394,375
7.38%, 9/18/2043	1,000,000	915,000
Empresa de Energia de Bogota SA ESP 6.13%, 11/10/2021	2,000,000	2,079,000
Empresas Publicas de Medellin ESP 7.63%, 7/29/2019	600,000	679,500
Grupo Aval, Ltd. 4.75%, 9/26/2022	4,500,000	4,196,250
GrupoSura Finance SA 5.70%, 5/18/2021	2,000,000	2,069,000
Oleoducto Central SA 4.00%, 5/7/2021	1,200,000	1,138,500
Pacific Exploration and Production Corp. 7.25%, 12/12/2021	400,000	68,000
SUAM Finance B.V. 4.88%, 4/17/2024	3,500,000	3,531,500
Transportadora de Gas Internacional SA ESP:
5.70%, 3/20/2022 (a)	200,000	202,700
5.70%, 3/20/2022	3,500,000	3,547,250

		28,685,981

COSTA RICA — 0.0% (c)
Banco Nacional de Costa Rica 4.88%, 11/1/2018	700,000	696,500

DOMINICAN REPUBLIC — 0.0% (c)
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019	400,000	421,500

GUATEMALA — 0.3%
Agromercantil Senior Trust 6.25%, 4/10/2019	1,714,000	1,765,420
Cementos Progreso Trust 7.13%, 11/6/2023	500,000	528,750
Central American Bottling Corp. 6.75%, 2/9/2022	500,000	526,250
Comcel Trust via Comunicaciones Celulares SA 6.88%, 2/6/2024	3,000,000	2,805,000
Industrial Senior Trust 5.50%, 11/1/2022	1,100,000	1,053,250

		6,678,670

HONG KONG — 0.2%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	1,500,000	1,551,918
Hutchison Whampoa International 12, Ltd. 6.00%, 5/7/2017 (b)	2,000,000	2,066,000

		3,617,918

INDIA — 0.6%
Bharat Petroleum Corp., Ltd. 4.00%, 5/8/2025	500,000	502,125
Bharti Airtel, Ltd. 4.38%, 6/10/2025	3,700,000	3,758,271
ONGC Videsh, Ltd.:
3.25%, 7/15/2019	500,000	507,015
3.75%, 5/7/2023	2,200,000	2,196,955
4.63%, 7/15/2024	1,000,000	1,047,770
Reliance Holding USA, Inc. 4.50%, 10/19/2020	250,000	268,976
Reliance Industries, Ltd. 5.88%, 2/28/2049	3,500,000	3,465,000

Vedanta Resources PLC:
6.00%, 1/31/2019	500,000	338,125
8.25%, 6/7/2021	500,000	295,000

		12,379,237

ISRAEL — 0.3%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	3,000,000	3,015,000
5.41%, 12/30/2025 (a)	2,000,000	2,002,500
Israel Electric Corp., Ltd.:
5.63%, 6/21/2018	1,000,000	1,062,190
Series 6, 5.00%, 11/12/2024 (a)	700,000	742,350

		6,822,040

JAMAICA — 0.1%
Digicel Group, Ltd.:
7.13%, 4/1/2022	2,000,000	1,544,800
8.25%, 9/30/2020	1,700,000	1,457,750

		3,002,550

MEXICO — 1.3%
Banco Nacional de Comercio Exterior SNC:
4.38%, 10/14/2025 (a)	1,200,000	1,208,400
4.38%, 10/14/2025	1,700,000	1,711,900
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.95%, 1/30/2024 (b)	3,950,000	4,074,425
BBVA Bancomer SA 5.35%, 11/12/2029 (b)	980,000	940,800
BBVA Bancomer SA/Grand Cayman 6.01%, 5/17/2022 (b)	1,850,000	1,873,125
Cemex SAB de CV 7.75%, 4/16/2026 (a)	800,000	819,920
Comision Federal de Electricidad:
4.88%, 5/26/2021	1,750,000	1,844,062
4.88%, 1/15/2024	2,000,000	2,055,000
6.13%, 6/16/2045	1,200,000	1,191,000
Credito Real SAB de CV SOFOM ER 7.50%, 3/13/2019	200,000	198,000
Fermaca Enterprises S de RL de CV 6.38%, 3/30/2038	1,692,092	1,594,797
Grupo Bimbo SAB de CV 4.50%, 1/25/2022	600,000	636,021
Grupo Elektra SAB de CV 7.25%, 8/6/2018	900,000	873,000
Grupo Idesa SA de CV 7.88%, 12/18/2020	2,000,000	1,942,500
Grupo Posadas SAB de CV 7.88%, 6/30/2022 (a)	400,000	393,000
Mexico Generadora de Energia S de RL 5.50%, 12/6/2032	2,226,952	1,948,583
Petroleos Mexicanos:
5.50%, 1/21/2021	1,500,000	1,556,395
6.38%, 1/23/2045	2,000,000	1,857,368
Sixsigma Networks Mexico SA de CV 8.25%, 11/7/2021	600,000	565,500
TV Azteca SAB de CV:
7.50%, 5/25/2018	600,000	384,000
7.63%, 9/18/2020	600,000	351,000

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Unifin Financiera SAB de CV SOFOM ENR 6.25%, 7/22/2019	$400,000	$382,000

		28,400,796

NETHERLANDS — 0.0% (c)
Ajecorp B.V. 6.50%, 5/14/2022	150,000	63,000

PANAMA — 0.4%
Aeropuerto Internacional de Tocumen SA 5.75%, 10/9/2023	1,000,000	1,025,000
ENA Norte Trust 4.95%, 4/25/2028	2,653,482	2,693,285
Global Bank Corp.:
4.75%, 10/5/2017	1,000,000	1,011,250
5.13%, 10/30/2019 (a)	200,000	203,000
5.13%, 10/30/2019	4,300,000	4,364,500

		9,297,035

PARAGUAY — 0.2%
Banco Continental SAECA 8.88%, 10/15/2017	2,000,000	2,020,000
Banco Regional SAECA 8.13%, 1/24/2019	550,000	565,400
Telefonica Celular del Paraguay SA 6.75%, 12/13/2022	1,500,000	1,470,000

		4,055,400

PERU — 1.2%
Abengoa Transmision Sur SA:
6.88%, 4/30/2043 (a)	500,000	496,875
6.88%, 4/30/2043	2,000,000	1,987,500
Banco de Credito del Peru 6.13%, 4/24/2027 (b)	2,600,000	2,772,250
Banco Internacional del Peru SAA Interbank 6.63%, 3/19/2029 (b)	3,200,000	3,291,200
BBVA Banco Continental SA 5.25%, 9/22/2029 (b)	750,000	754,687
Cia Minera Ares SAC 7.75%, 1/23/2021	1,000,000	985,000
Corp. Azucarera del Peru SA 6.38%, 8/2/2022	300,000	258,000
Corp. Financiera de Desarrollo SA:
3.25%, 7/15/2019 (a)	1,000,000	1,017,500
3.25%, 7/15/2019	1,000,000	1,017,500
4.75%, 2/8/2022	1,150,000	1,190,250
5.25%, 7/15/2029 (b)	1,500,000	1,511,250
Inkia Energy, Ltd.:
8.38%, 4/4/2021 (a)	200,000	199,000
8.38%, 4/4/2021	500,000	497,500
Intercorp Peru, Ltd. 5.88%, 2/12/2025	900,000	864,000
Lima Metro Line 2 Finance, Ltd. 5.88%, 7/5/2034	1,400,000	1,393,000
Minsur SA 6.25%, 2/7/2024	2,000,000	1,885,000
Peru Enhanced Pass-Through Finance, Ltd. Zero Coupon, 6/2/2025 (e)	1,100,000	843,832
Southern Copper Corp. 5.88%, 4/23/2045	2,500,000	2,196,875

Union Andina de Cementos SAA 5.88%, 10/30/2021	3,000,000	3,007,500
Volcan Cia Minera SAA 5.38%, 2/2/2022	1,800,000	1,370,250

		27,538,969

QATAR — 0.0% (c)
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020	428,940	456,821

SINGAPORE — 0.5%
DBS Bank, Ltd. 3.63%, 9/21/2022 (b)	4,000,000	4,097,120
Oversea-Chinese Banking Corp., Ltd. 4.00%, 10/15/2024 (b)	4,000,000	4,153,360
United Overseas Bank, Ltd. 3.75%, 9/19/2024 (b)	4,000,000	4,120,320

		12,370,800

TRINIDAD AND TOBAGO — 0.2%
National Gas Co. of Trinidad & Tobango, Ltd. 6.05%, 1/15/2036	3,900,000	3,953,625

UNITED STATES — 6.9%
21st Century Fox America, Inc. 3.00%, 9/15/2022	1,900,000	1,955,502
AbbVie, Inc. 3.20%, 11/6/2022	2,300,000	2,359,681
Actavis Funding SCS 3.85%, 6/15/2024	2,075,000	2,166,983
Activision Blizzard, Inc. 5.63%, 9/15/2021 (a)	1,428,000	1,499,400
Air Medical Merger Sub Corp. 6.38%, 5/15/2023 (a)	1,040,000	975,000
Alere, Inc. 6.50%, 6/15/2020	856,000	868,498
Amazon.com, Inc.:
2.60%, 12/5/2019	1,825,000	1,894,619
3.80%, 12/5/2024	265,000	289,894
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,395,000	1,447,313
American Express Credit Corp. Series MTN, 1.80%, 7/31/2018	2,350,000	2,359,376
Anthem, Inc. 3.30%, 1/15/2023	2,030,000	2,044,214
Apache Corp. 4.75%, 4/15/2043	1,420,000	1,278,330
Apple, Inc. 4.38%, 5/13/2045	2,280,000	2,393,867
AT&T, Inc. 3.40%, 5/15/2025	2,235,000	2,241,133
Bank of America Corp. 2.00%, 1/11/2018	2,258,000	2,265,118
BB&T Corp. Series MTN, 2.45%, 1/15/2020	2,170,000	2,202,598
Berry Plastics Corp. 5.50%, 5/15/2022	1,485,000	1,525,838
Boston Properties L.P. 3.65%, 2/1/2026	2,225,000	2,297,009
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	2,290,000	2,425,076
Caterpillar, Inc. 3.40%, 5/15/2024	2,075,000	2,179,806
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)	250,000	254,375
5.25%, 9/30/2022	1,425,000	1,467,750

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CDW LLC/CDW Finance Corp. 6.00%, 8/15/2022	$257,000	$271,289
Centene Escrow Corp. 5.63%, 2/15/2021 (a)	1,210,000	1,258,400
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	1,555,000	1,543,337
Chevron Corp.:
1.37%, 3/2/2018	848,000	849,226
1.79%, 11/16/2018	961,000	969,669
Cisco Systems, Inc. 3.50%, 6/15/2025	1,910,000	2,078,613
Citigroup, Inc. 3.30%, 4/27/2025	2,175,000	2,172,599
Comcast Corp. 4.40%, 8/15/2035	2,045,000	2,214,864
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,160,000	1,165,800
CSC Holdings LLC 6.75%, 11/15/2021	607,000	621,872
Dollar Tree, Inc. 5.75%, 3/1/2023 (a)	1,400,000	1,480,500
Duke Energy Corp. 3.75%, 4/15/2024	2,160,000	2,243,793
Eli Lilly & Co. 3.70%, 3/1/2045	2,285,000	2,321,266
Energy Transfer Partners L.P.:
4.75%, 1/15/2026	1,560,000	1,424,209
5.20%, 2/1/2022	1,075,000	1,015,875
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,495,000	1,487,808
Equinix, Inc. 5.38%, 4/1/2023	1,405,000	1,450,663
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,505,000	1,464,064
First Data Corp. 5.75%, 1/15/2024 (a)	1,525,000	1,521,035
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	800,000	546,000
4.00%, 11/14/2021	700,000	500,500
5.45%, 3/15/2043	300,000	183,000
Frontier Communications Corp. 10.50%, 9/15/2022 (a)	890,000	910,025
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	1,216,000	1,039,680
GE Capital International Funding Co. 0.96%, 4/15/2016 (a)	1,980,000	1,980,109
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	970,000	962,030
4.20%, 3/1/2021	1,295,000	1,332,037
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	2,223,000	2,299,711
Goldman Sachs Group, Inc. 2.88%, 2/25/2021	2,315,000	2,354,480
Goodyear Tire & Rubber Co. 7.00%, 5/15/2022	870,000	935,250
HCA, Inc. 4.25%, 10/15/2019	1,385,000	1,424,888
HD Supply, Inc.:
5.75%, 4/15/2024 (a)	190,000	195,225
7.50%, 7/15/2020	880,000	931,744
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (a)	2,205,000	2,285,266

Home Depot, Inc.:
3.00%, 4/1/2026	1,255,000	1,311,841
3.35%, 9/15/2025	836,000	900,974
JPMorgan Chase & Co. 2.25%, 1/23/2020	2,355,000	2,371,220
Kindred Healthcare, Inc. 8.00%, 1/15/2020	1,440,000	1,429,200
Kraft Heinz Foods Co. 2.80%, 7/2/2020 (a)	1,990,000	2,034,350
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	1,400,000	1,411,954
Level 3 Communications, Inc. 5.75%, 12/1/2022	1,506,000	1,554,945
Levi Strauss & Co. 5.00%, 5/1/2025	1,115,000	1,126,150
Memorial Production Partners L.P./Memorial Production Finance Corp. 6.88%, 8/1/2022	1,495,000	403,650
MetLife, Inc. 3.60%, 4/10/2024	2,280,000	2,354,862
Morgan Stanley 2.65%, 1/27/2020	2,160,000	2,190,887
MPLX L.P. 5.50%, 2/15/2023 (a)	1,045,000	997,975
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	2,310,000	2,336,000
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	1,475,000	1,504,500
Oracle Corp.:
2.25%, 10/8/2019	1,815,000	1,869,339
2.38%, 1/15/2019	380,000	392,890
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	1,430,000	1,458,600
Quintiles Transnational Corp. 4.88%, 5/15/2023 (a)	1,490,000	1,524,866
Regal Entertainment Group 5.75%, 3/15/2022	1,475,000	1,519,250
Revlon Consumer Products Corp. 5.75%, 2/15/2021	1,430,000	1,458,600
Reynolds American, Inc. 4.00%, 6/12/2022	2,085,000	2,262,592
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	1,265,000	1,287,011
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	1,389,000	1,448,033
SBA Communications Corp. 5.63%, 10/1/2019	1,345,000	1,400,549
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	1,575,000	1,602,562
Select Medical Corp. 6.38%, 6/1/2021	1,630,000	1,540,350
Service Corp. International/US 5.38%, 1/15/2022	1,360,000	1,421,200
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	1,630,000	1,467,000
Simon Property Group L.P. 5.65%, 2/1/2020	1,590,000	1,795,196
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	1,475,000	1,498,969

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Southern Co. 2.45%, 9/1/2018	$2,255,000	$2,289,047
Spectrum Brands, Inc. 6.63%, 11/15/2022	862,000	929,839
Station Casinos LLC 7.50%, 3/1/2021	1,365,000	1,445,262
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	2,310,000	2,333,714
TIAA Asset Management Finance Co. LLC 4.13%, 11/1/2024 (a)	2,275,000	2,351,103
Time Warner, Inc. 4.88%, 3/15/2020	1,680,000	1,840,857
TransDigm, Inc. 6.00%, 7/15/2022	1,500,000	1,490,700
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	300,000	318,000
Tribune Media Co. 5.88%, 7/15/2022 (a)	1,340,000	1,309,180
Tyson Foods, Inc. 3.95%, 8/15/2024	2,050,000	2,187,334
United Technologies Corp. 3.10%, 6/1/2022	2,235,000	2,358,701
Verizon Communications, Inc. 3.50%, 11/1/2024	2,125,000	2,229,412
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	955,000	902,475
Waste Management, Inc. 3.13%, 3/1/2025	1,455,000	1,479,494
Wells Fargo & Co. Series MTN, 3.55%, 9/29/2025	2,235,000	2,338,924

		155,505,764

TOTAL CORPORATE BONDS & NOTES (Cost $354,641,955)		355,061,506

FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
COLOMBIA — 0.4%
Colombia Government International Bond 4.38%, 7/12/2021	8,000,000	8,371,030

COSTA RICA — 0.0% (c)
Banco de Costa Rica 5.25%, 8/12/2018	650,000	658,125
Instituto Costarricense de Electricidad 6.95%, 11/10/2021	400,000	399,000

		1,057,125

MEXICO — 0.3%
Mexico Government International Bond:
3.50%, 1/21/2021	2,800,000	2,907,043
5.63%, 1/15/2017	2,236,000	2,306,434
Nacional Financiera SNC Series REGS, 3.38%, 11/5/2020	1,500,000	1,511,250

		6,724,727

PANAMA — 0.4%
Banco Latinoamericano de Comercio Exterior SA:
3.25%, 5/7/2020 (a)	1,500,000	1,492,500
3.25%, 5/7/2020	1,900,000	1,890,500
Panama Government International Bond:
3.88%, 3/17/2028	1,000,000	1,019,009
5.20%, 1/30/2020	5,000,000	5,542,760

		9,944,769

PARAGUAY — 0.1%
Paraguay Government International Bond Series 144A, 5.00%, 4/15/2026 (a)	1,500,000	1,507,500

PERU — 0.2%
Fondo MIVIVIENDA SA 3.38%, 4/2/2019	1,500,000	1,516,500
Peruvian Government International Bond 4.13%, 8/25/2027	2,000,000	2,102,392

		3,618,892

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $30,775,441)		31,224,043

SENIOR FLOATING RATE LOANS — 4.1%
AEROSPACE & DEFENSE — 0.0% (c)
BE Aerospace, Inc. Senior Secured Term Loan B, 4.00%, 12/16/2021	1,079,357	1,084,981

AIRLINES — 0.1%
American Airlines, Inc. Senior Secured Term Loan, 2.50%, 6/27/2020	1,095,000	1,092,071

AUTO COMPONENTS — 0.0% (c)
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 4.75%, 4/15/2021	331,602	301,878

BUILDING PRODUCTS — 0.0% (c)
Jeld-Wen, Inc. Senior Secured Term Loan, 4.75%, 7/1/2022	1,090,612	1,090,273

CAPITAL MARKETS — 0.1%
Duff & Phelps Investment Management Co. Senior Secured Term Loan B1, 4.75%, 4/23/2020	1,098,637	1,093,143
Guggenheim Partners LLC Senior Secured Term Loan, 4.25%, 7/22/2020	785,773	787,082

		1,880,225

CHEMICALS — 0.2%
Huntsman International LLC Senior Secured Term Loan B, 3.50%, 3/23/2023	1,120,000	1,116,853
Klockner-Pentaplast of America, Inc. Senior Secured Term Loan, 5.00%, 4/28/2020	771,832	773,762
MacDermid, Inc. Senior Secured Term Loan B2, 5.50%, 6/7/2020	1,070,835	1,037,708
PolyOne Corporation Senior Secured Term Loan B, 3.75%, 11/11/2022	1,102,513	1,106,305

		4,034,628

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Allied Security Holdings LLC Senior Secured 1st Lien Term Loan, 4.25%, 2/12/2021	959,061	937,482

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Asurion LLC:
Senior Secured Term Loan B1, 5.00%, 5/24/2019	$716,654	$707,993
Senior Secured Term Loan B4, 5.00%, 8/4/2022	591,000	579,552
Dealer Tire, LLC Senior Secured Term Loan B, 5.50%, 12/22/2021	935,566	936,736
KAR Auction Services, Inc. Senior Secured Term Loan B3, 4.25%, 3/9/2023	838,000	841,838
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 5.00%, 7/1/2021	1,115,673	1,107,540
USAGM HoldCo LLC Senior Secured Term Loan, 4.75%, 7/28/2022	1,221,938	1,185,279

		6,296,420

CONSTRUCTION & ENGINEERING — 0.1%
Summit Materials Cos., I LLC Senior Secured Term Loan B, 4.00%, 7/17/2022	1,104,069	1,104,069

CONTAINERS & PACKAGING — 0.2%
Ardagh Holdings USA, Inc. Senior Secured Term Loan, 4.00%, 12/17/2019	1,090,413	1,091,095
Berry Plastics Holding Corp. Senior Secured Term Loan F, 4.00%, 10/1/2022	1,087,806	1,089,508
KP Germany Erste GmbH Senior Secured 1st Lien Term Loan, 5.00%, 4/28/2020	329,843	330,668
Reynolds Group Holdings, Inc. Senior Secured Dollar Term Loan, 4.50%, 12/1/2018	1,099,671	1,101,678
Signode Industrial Group US, Inc. Senior Secured Term Loan B, 3.75%, 5/1/2021	1,118,782	1,089,414

		4,702,363

DISTRIBUTORS — 0.0% (c)
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	352,777	352,116

DIVERSIFIED CONSUMER SERVICES — 0.1%
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	1,135,922	1,121,729

DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
AlixPartners LLP Senior Secured Term Loan B, 4.50%, 7/28/2022	1,090,561	1,089,880

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	1,090,000	1,089,319

Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 3.50%, 6/30/2023	995,000	988,164

		2,077,483

ELECTRIC UTILITIES — 0.1%
EFS Cogen Holdings I LLC Senior Secured Term Loan B, 3.75%, 12/17/2020	1,047,593	1,035,808
Southeast PowerGen LLC Senior Secured Term Loan B, 4.50%, 12/2/2021	994,002	916,967

		1,952,775

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Allflex Holdings III, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 7/20/2020	1,095,262	1,083,280

FOOD & STAPLES RETAILING — 0.0% (c)
Albertsons LLC Senior Secured Term Loan B4, 5.50%, 8/25/2021	1,086,457	1,089,445

FOOD PRODUCTS — 0.2%
B&G Foods, Inc. Senior Secured Term Loan B, 3.76%, 11/2/2022	862,015	864,601
Candy Intermediate Holdings, Inc. Senior Secured Term Loan, 7.50%, 6/18/2018	1,102,743	1,105,500
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 5.00%, 7/3/2020	1,132,732	1,105,122
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.50%, 8/3/2022	1,100,637	1,103,157
Pinnacle Foods Finance LLC Senior Secured Incremental Term Loan I, 3.75%, 1/13/2023	992,513	997,644

		5,176,024

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Alere, Inc. Senior Secured Term Loan B, 4.25%, 6/18/2022	499,812	497,626
National Vision, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 3/12/2021	951,784	927,099

		1,424,725

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Acadia Healthcare Co., Inc. Senior Secured Term Loan B2, 4.50%, 2/16/2023	1,042,450	1,047,011
American Renal Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 9/20/2019	1,109,551	1,110,244
Envision Healthcare Corp. Senior Secured Term Loan B2, 4.50%, 10/28/2022	1,032,413	1,034,348

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Surgery Center Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 11/3/2020	$909,832	$900,452
Team Health, Inc. Senior Secured Term Loan B, 4.50%, 11/23/2022	1,102,513	1,105,947
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.25%, 12/31/2022	982,538	980,902
Vizient, Inc. Senior Secured 1st Lien Term Loan, 6.25%, 2/13/2023	1,000,000	1,009,580

		7,188,484

HOTELS, RESTAURANTS & LEISURE — 0.4%
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	944,097	944,886
Eldorado Resorts LLC Senior Secured Term Loan B, 4.25%, 7/23/2022	1,084,056	1,084,062
Four Seasons Holdings, Inc. Senior Secured 1st Lien Term Loan, 3.50%, 6/27/2020	1,086,303	1,081,208
Hilton Worldwide Finance LLC Senior Secured Term Loan B2, 3.50%, 10/26/2020	1,098,067	1,099,555
LTF Merger Sub, Inc. Senior Secured Term Loan B, 4.25%, 6/10/2022	1,087,261	1,076,660
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	1,112,380	1,080,226
Station Casinos LLC Senior Secured Term Loan B, 4.25%, 3/2/2020	1,103,356	1,101,977
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan B, 5.75%, 9/2/2021	1,011,658	1,012,417

		8,480,991

HOUSEHOLD DURABLES — 0.1%
Serta Simmons Holdings LLC Senior Secured Term Loan, 4.25%, 10/1/2019	1,120,000	1,120,879
Spin Holdco, Inc. Senior Secured Term Loan B, 4.25%, 11/14/2019	1,138,920	1,112,156

		2,233,035

HOUSEHOLD PRODUCTS — 0.1%
KIK Custom Products, Inc. Senior Secured Term Loan B, 6.00%, 8/26/2022	1,135,474	1,098,094

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corp. Senior Secured Term Loan B5, 3.50%, 5/27/2022	824,459	815,699

INSURANCE — 0.0% (c)
York Risk Services Holding Corp. Senior Secured Term Loan B, 4.75%, 10/1/2021	1,025,365	885,659

INTERNET SOFTWARE & SERVICES — 0.0% (c)
Match Group Inc. Senior Secured Term Loan B1, 5.50%, 11/16/2022	1,088,188	1,091,593

IT SERVICES — 0.1%
First Data Corp.:
Senior Secured Extended Term Loan, 3.93%, 3/24/2018	843,611	843,400
Senior Secured Extended Term Loan, 4.00%, 3/24/2021	269,000	268,664
Global Payments, Inc. Senior Secured Term Loan B, 3.50%, 3/23/2023	211,000	212,407

		1,324,471

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	1,009,556	1,002,409

MACHINERY — 0.1%
Filtration Group Corp. Senior Secured 1st Lien Term Loan, 4.25%, 11/21/2020	960,845	959,241
Hillman Group, Inc. Senior Secured Term Loan B, 4.50%, 6/30/2021	789,148	771,723

		1,730,964

MEDIA — 0.4%
CCO Safari III LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	1,105,000	1,107,763
Emerald Expositions Holding, Inc. Senior Secured Term Loan B, 4.75%, 6/17/2020	1,043,033	1,040,426
Gray Television, Inc. Senior Secured Term Loan C, 4.25%, 6/13/2021	962,588	965,297
Live Nation Entertainment, Inc. Senior Secured Term Loan B1, 3.50%, 8/16/2020	995,236	996,893
MGOC, Inc. Senior Secured Term Loan B, 4.00%, 7/31/2020	1,101,508	1,101,233
Neptune Finco Corp. Senior Secured Term Loan B, 5.00%, 10/9/2022	1,100,000	1,103,179
Tribune Media Co. Senior Secured Term Loan, 3.75%, 12/27/2020	1,082,487	1,080,236
Univision Communications, Inc. Senior Secured Term Loan C3, 4.00%, 3/1/2020	998,485	990,267
Yankee Cable Acquisition LLC Senior Secured Term Loan B, 4.25%, 3/1/2020	498,706	497,252

		8,882,546

OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Energy Transfer Equity L.P. Senior Secured Term Loan, 4.00%, 12/2/2019	474,118	428,681

PERSONAL PRODUCTS — 0.1%
Galleria Co. Senior Secured Term Loan B, 3.75%, 1/26/2023	1,100,000	1,099,659

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Prestige Brands, Inc. Senior Secured Term Loan B3, 3.50%, 9/3/2021	$1,092,758	$1,095,900

		2,195,559

PHARMACEUTICALS — 0.0% (c)
Endo Luxembourg Finance Company I S.A.R.L. Senior Secured Term Loan B, 3.75%, 9/26/2022	1,092,263	1,077,757

PROFESSIONAL SERVICES — 0.1%
TransUnion LLC Senior Secured Term Loan B2, 3.50%, 4/9/2021	1,108,963	1,100,091

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (c)
Capital Automotive L.P. Senior Secured Term Loan B, 4.00%, 4/10/2019	1,061,034	1,063,687

ROAD & RAIL — 0.1%
PODS LLC Senior Secured 1st Lien Term Loan, 4.50%, 2/2/2022	1,103,956	1,104,646

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B1, 4.25%, 2/1/2023	1,090,000	1,086,098
Microsemi Corp. Senior Secured Term Loan B, 5.25%, 1/15/2023	1,102,721	1,109,441
NXP B.V. Senior Secured Term Loan B, 3.75%, 12/7/2020	1,092,425	1,096,265
ON Semiconductor Corp. Senior Secured Term Loan B, 4.50%, 3/31/2023	900,000	902,673

		4,194,477

SOFTWARE — 0.2%
Activision Blizzard, Inc. Senior Secured Term Loan B, 2.50%, 10/12/2020	536,000	539,101
Informatica Corp. Senior Secured Term Loan, 4.50%, 8/5/2022	487,937	480,008
Mitchell International, Inc. Senior Secured 2nd Lien Term Loan, 8.50%, 10/11/2021	280,000	248,850
SolarWinds Holdings, Inc. Senior Secured Term Loan, 6.50%, 2/3/2023	1,115,000	1,106,637
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	1,120,261	1,105,557

		3,480,153

SPECIALTY RETAIL — 0.1%
Michaels Stores, Inc. Senior Secured Term Loan B2, 4.00%, 1/28/2020	1,099,127	1,101,479
Party City Holdings, Inc. Senior Secured Term Loan B, 4.25%, 8/19/2022	1,115,592	1,108,965

		2,210,444

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (c)
Dell, Inc. Senior Secured Term Loan B2, 4.00%, 4/29/2020	1,077,688	1,078,265

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 4.00%, 10/1/2022	1,080,775	1,081,450
Solenis International LP Senior Secured 1st Lien Term Loan, 4.25%, 7/31/2021	405,745	391,906
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,005,474	994,006

		2,467,362

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	1,097,550	1,103,125

TOTAL SENIOR FLOATING RATE LOANS (Cost $93,434,174)		93,192,557

COMMERCIAL MORTGAGE BACKED SECURITIES — 21.5%
Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.88%, 7/25/2060 (a) (d)	7,682,202	7,692,853
ALM, Ltd. Series 2012-7A, Class A1, 2.04%, 10/19/2024 (a) (b)	2,500,000	2,463,547
Alternative Loan Trust:
Series 2005-79CB, Class A4, 5.50%, 1/25/2036	13,135,320	11,893,449
Series 2006-24CB, Class A9, 6.00%, 6/25/2036	6,433,896	5,481,456
Series 2007-11T1, Class A21, 6.00%, 5/25/2037	2,582,589	2,162,495
Series 2007-14T2, Class A1, CMO, 6.00%, 7/25/2037	29,269,820	21,173,144
Anchorage Capital CLO, Ltd. Series 2014-5A, Class A, 2.22%, 10/15/2026 (a) (b)	2,500,000	2,487,780
Apidos CLO Series 2013-16A, Class B, 3.42%, 1/19/2025 (a) (b)	1,250,000	1,224,717
Atrium Series 5A, Class A4, 1.01%, 7/20/2020 (a) (b)	1,000,000	957,189
AVANT Loans Funding Trust Series 2015-A, Class A, 4.00%, 8/16/2021 (a)	2,220,823	2,187,511
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XA, 0.38%, 4/14/2033 (a) (b)	30,000,000	935,550
BAMLL Re-REMIC Trust Series 2011-07C1, Class A3B, 5.38%, 12/15/2016 (a)	550,000	555,644
Banc of America Alternative Loan Trust:
Series 2005-7, Class 2CB1, 6.00%, 8/25/2035	14,632,774	13,964,997

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	$8,624,038	$7,749,074
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AM, 5.39%, 10/10/2045	500,000	506,253
Series 2015-UBS7, Class C, 4.37%, 9/15/2048 (b)	945,000	882,266
Banc of America Funding Trust:
Series 2005-5, Class 2A1, 5.50%, 9/25/2035	2,276,646	2,367,986
Series 2006-8T2, Class A4, 5.83%, 10/25/2036 (d)	6,930,808	5,626,469
Series 2007-5, Class CA1, 6.00%, 7/25/2037	9,482,142	7,155,033
Series 2010-R5, Class 1A3, 6.00%, 10/26/2037 (a)	5,931,630	4,946,430
BBCMS Trust Series 2015-STP, Class D, 4.28%, 9/10/2028 (a) (b)	1,750,000	1,714,816
BCAP LLC Trust Series 2012-RR1, Class 3A4, 5.89%, 10/26/2035 (a) (b)	6,919,944	6,096,689
Bear Stearns ALTA Trust Series 2006-1, Class 21A2, 2.73%, 2/25/2036 (b)	5,269,427	3,636,381
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15, Class AM, 5.36%, 2/11/2044	1,500,000	1,516,407
BlueMountain CLO, Ltd.:
Series 2012-1A, Class A, 1.94%, 7/20/2023 (a) (b)	2,500,000	2,471,192
Series 2012-2A, Class A1, 2.04%, 11/20/2024 (a) (b)	2,500,000	2,492,450
Series 2013-4A, Class A, 2.12%, 4/15/2025 (a) (b)	2,500,000	2,486,140
Series 2014-3A, Class A1, 2.10%, 10/15/2026 (a) (b)	2,500,000	2,480,335
Series 2015-1A, Class A2, 2.87%, 4/13/2027 (a) (b)	1,800,000	1,764,967
Series 2015-2A, Class D, 4.17%, 7/18/2027 (a) (b)	750,000	671,984
Series 2015-3A, Class A1, 1.81%, 10/20/2027 (a) (b)	2,500,000	2,463,822
Series 2015-3A, Class B, 3.43%, 10/20/2027 (a) (b)	2,500,000	2,426,175
Series 2015-3A, Class C, 3.88%, 10/20/2027 (a) (b)	2,500,000	2,258,302
BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 1.67%, 5/15/2029 (a) (b)	1,500,000	1,470,823
Carlyle Global Market Strategies CLO, Ltd. Series 2012-4A, Class A, 2.01%, 1/20/2025 (a) (b)	2,500,000	2,489,175
CD Mortgage Trust Series 2007-CD5, Class AJA, 6.12%, 11/15/2044 (b)	800,000	822,910

Cent CLO, Ltd. Series 2014-21A, Class A1A, 2.11%, 7/27/2026 (a) (b)	2,500,000	2,478,877
CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, IO, 1.10%, 1/10/2048 (b)	25,130,998	1,962,409
CGGS Commercial Mortgage Trust Series 2016-RNDB, Class AFL, 2.08%, 2/15/2033 (a) (b)	2,289,000	2,289,000
CHL Mortgage PassThrough Trust:
Series 2005-HYB8, Class 4A1, 2.82%, 12/20/2035 (b)	15,991,296	14,020,751
Series 2005-J2, Class 3A14, 5.50%, 8/25/2035	2,148,472	1,967,222
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	7,855,940	7,141,498
Series 2007-HY1, Class 1A1, 3.02%, 4/25/2037 (b)	2,508,301	2,347,428
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AM, 5.71%, 12/10/2049 (b)	800,000	808,124
Series 2007-C6, Class AMFX, 5.71%, 12/10/2049 (a) (b)	750,000	757,668
Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (b)	943,700	715,787
Series 2015-GC31, Class C, 4.07%, 6/10/2048 (b)	1,500,000	1,408,369
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,451,623
Series 2015-GC35, Class C, 4.65%, 11/10/2048	1,435,000	1,376,312
Series 2016-GC36, Class XA, IO, 1.36%, 2/10/2049 (b)	22,201,618	2,093,320
Citigroup Mortgage Loan Trust:
Series 2007-AR5, Class 1A2A, 2.98%, 4/25/2037 (b)	4,656,984	4,188,869
Series 2009-7, Class 3A2, 6.00%, 7/25/2036 (a)	6,268,916	4,006,960
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO, 5.75%, 12/25/2036	7,509,040	6,445,682
Series 2007-A1, Class 1A7, 6.00%, 1/25/2037	12,605,535	10,663,572
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, Class AM, 5.25%, 8/15/2048	2,180,000	2,164,824
Colony Mortgage Capital, Ltd. Series 2015-FL3, Class A, 2.39%, 9/5/2032 (a) (b)	1,600,000	1,593,525
ColumbusNova CLO, Ltd. Series 2007-2A, Class B, 1.87%, 10/15/2021 (a) (b)	1,000,000	967,735
COMM Mortgage Trust:
Series 2014-KYO, Class E, 2.79%, 6/11/2027 (a) (b)	1,655,000	1,619,761
Series 2014-KYO, Class F, 3.94%, 6/11/2027 (a) (b)	750,000	741,377

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2015-CR22, Class D, 4.13%, 3/10/2048 (a) (b)	$1,500,000	$1,107,318
Series 2015-CR22, Class XA, 1.03%, 3/10/2048 (b)	10,924,654	665,421
Series 2015-CR23, Class D, 4.26%, 5/10/2048 (b)	900,000	660,985
Series 2015-CR26, Class B, 4.50%, 10/10/2048 (b)	1,600,000	1,658,160
Series 2015-CR26, Class XA, 1.07%, 10/10/2048 (b)	22,840,660	1,621,687
Series 2015-DC1, Class D, 4.35%, 2/10/2048 (a) (b)	750,000	561,648
Series 2015-DC1, Class XA, 1.18%, 2/10/2048 (b)	9,196,631	636,668
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	830,801
Series 2015-LC21, Class C, 4.31%, 7/10/2048 (b)	968,000	881,005
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (b)	2,235,000	2,195,023
Series 2016-DC2, Class C, 4.80%, 2/10/2049 (b)	1,329,000	1,300,996
Series 2016-DC2, Class XA, 1.24%, 2/10/2049 (b)	20,019,000	1,490,308
Commercial Mortgage Trust:
Series 2007-GG11, Class AJ, 6.03%, 12/10/2049 (b)	3,000,000	2,950,466
Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (b)	225,000	231,351
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.07%, 11/12/2043 (a) (b)	885,816	894,755
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A1AM, 5.94%, 9/15/2039 (b)	1,500,000	1,498,868
Series 2007-C5, Class A4, 5.70%, 9/15/2040 (b)	1,648,080	1,696,571
Series 2008-C1, Class AM, 6.07%, 2/15/2041 (a) (b)	1,700,000	1,780,369
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057	900,000	950,615
Series 2015-C4, Class XA, IO, 0.96%, 11/15/2048 (b)	36,577,257	2,287,860
CSMC MortgageBacked Trust:
Series 2006-7, Class 7A7, 6.00%, 8/25/2036	4,412,354	3,998,542
Series 2006-8, Class 4A1, 6.50%, 10/25/2021	8,761,352	7,219,901
CSMC Trust:
Series 2013-6, Class 1A1, 2.50%, 7/25/2028 (a) (b)	3,527,256	3,559,224
Series 2015-RPL1, Class A1, 3.63%, 2/25/2057 (a) (d)	4,545,533	4,460,635
Series 2015-SAND, Class D, 3.29%, 8/15/2030 (a) (b)	1,550,000	1,489,496
CSMLT Trust Series 2015-2, Class A7, 3.50%, 8/25/2045 (a) (b)	7,443,377	7,562,300

Galaxy CLO, Ltd.:
Series 2013-15A, Class A, 1.87%, 4/15/2025 (a) (b)	2,500,000	2,471,620
Series 2014-18A, Class A, 2.09%, 10/15/2026 (a) (b)	1,000,000	992,006
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (b)	2,109,000	2,084,497
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, 1.61%, 2/10/2046 (b)	15,572,959	1,251,708
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.79%, 8/10/2045 (b)	1,537,429	1,571,140
Series 2014-GC20, Class XA, 1.18%, 4/10/2047 (b)	54,766,585	3,377,105
Series 2014-GC24, Class XA, 0.88%, 9/10/2047 (b)	32,566,039	1,603,884
Series 2015-GC32, Class B, 4.40%, 7/10/2048 (b)	1,500,000	1,545,861
Series 2015-GC32, Class XA, 0.90%, 7/10/2048 (b)	26,807,216	1,466,773
Series 2015-GC34, Class XA, 1.38%, 10/10/2048 (b)	17,456,762	1,590,615
Series 2015-GS1, Class XA, 0.84%, 11/10/2048 (b)	27,196,584	1,652,176
Series 2016-ICE2, Class A, 2.36%, 2/15/2033 (a) (b)	2,225,000	2,224,996
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	3,622,633	2,629,731
GSR Mortgage Loan Trust Series 2007-3F, Class 2A1, 5.75%, 5/25/2037	8,084,563	7,765,374
IndyMac INDX Mortgage Loan Trust Series 2006-R1, Class A3, 2.71%, 12/25/2035 (b)	7,775,316	6,237,475
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	1,465,000	1,471,048
Series 2007-C1, Class AM, 5.94%, 2/15/2051 (b)	2,108,000	2,141,826
Series 2007-CB20, Class AJ, 6.08%, 2/12/2051 (b)	1,500,000	1,459,178
Series 2007-LD11, Class AM, 5.74%, 6/15/2049 (b)	2,180,000	2,155,636
Series 2007-LD12, Class AM, 6.01%, 2/15/2051 (b)	800,000	827,667
Series 2008-C2, Class A4, 6.07%, 2/12/2051	1,907,890	1,988,836
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,820,612
Series 2015-CSMO, Class C, 2.69%, 1/15/2032 (a) (b)	1,500,000	1,459,993
Series 2015-JP1, Class XA, 1.16%, 1/15/2049 (b)	23,286,140	1,609,741

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

JP Morgan Mortgage Trust:
Series 2006-A3, Class 1A1, 2.79%, 5/25/2036 (b)	$13,181,335	$11,891,183
Series 2007-S3, Class 1A35, 6.00%, 8/25/2037	17,366,073	15,093,057
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, 1.01%, 11/15/2047 (b)	6,451,878	372,060
Series 2014-C26, Class C, 4.43%, 1/15/2048 (b)	1,500,000	1,476,949
Series 2015-C27, Class XA, 1.39%, 2/15/2048 (b)	7,919,733	608,295
Series 2015-C28, Class XA, 1.20%, 10/15/2048 (b)	11,941,712	814,762
Series 2015-C30, Class XA, 0.72%, 7/15/2048 (b)	31,050,951	1,244,926
Series 2015-C32, Class C, 4.67%, 11/15/2048 (b)	1,300,000	1,156,015
Series 2015-C33, Class C, 4.62%, 12/15/2048 (b)	1,739,000	1,685,378
Series 2016-C1, Class C, 4.91%, 3/15/2049 (b)	2,180,000	1,963,660
KKR Financial CLO, Ltd. Series 2007-1A, Class A, 0.97%, 5/15/2021 (a) (b)	838,420	832,165
LB Commercial Mortgage Trust:
Series 2007-C3, Class AMB, 5.19%, 7/15/2044	1,084,000	1,111,399
Series 2007-C3, Class AMFL, 5.90%, 7/15/2044 (a) (b)	990,000	1,022,798
LBUBS Commercial Mortgage Trust:
Series 2007-C1, Class AJ, 5.48%, 2/15/2040	3,000,000	2,993,870
Series 2007-C2, Class AM, 5.49%, 2/15/2040 (b)	1,110,000	1,127,435
Series 2007-C7, Class AJ, 6.24%, 9/15/2045 (b)	1,615,000	1,577,481
LCM L.P. Series 16A, Class A, 2.12%, 7/15/2026 (a) (b)	2,500,000	2,485,595
Limerock CLO Series 2007-1A, Class B, 1.25%, 4/24/2023 (a) (b)	500,000	467,450
Madison Park Funding, Ltd.:
Series 2014-14A, Class D, 4.22%, 7/20/2026 (a) (b)	1,250,000	1,113,656
Series 2015-16A, Class B, 3.62%, 4/20/2026 (a) (b)	2,500,000	2,471,375
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	4,137,968	3,442,671
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.76%, 5/12/2039 (b)	1,607,000	1,579,390
Series 2007-C1, Class AM, 5.84%, 6/12/2050 (b)	2,180,000	2,130,560

Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, 0.96%, 10/15/2046 (b)	19,317,452	766,503
Series 2013-C7, Class XA, 1.65%, 2/15/2046 (b)	18,821,412	1,300,398
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	370,965
Series 2015-C20, Class C, 4.46%, 2/15/2048 (b)	500,000	460,269
Series 2015-C25, Class C, 4.53%, 10/15/2048 (b)	1,700,000	1,638,357
Series 2015-C27, Class C, 4.54%, 12/15/2047 (b)	1,219,000	1,121,937
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,135,793
Series 2016-C28, Class XA, IO, 1.30%, 1/15/2049 (b)	24,301,421	2,143,577
Morgan Stanley Capital I Trust:
Series 2007-IQ14, Class A4, 5.69%, 4/15/2049 (b)	1,616,210	1,649,435
Series 2015-UBS8, Class XA, 0.99%, 12/15/2048 (b)	26,348,633	1,831,538
Series 2015-XLF1, Class D, 3.44%, 8/14/2031 (a) (b)	750,000	740,519
Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A1, 2.86%, 7/25/2035 (b)	10,887,531	9,074,435
Octagon Investment Partners, Ltd. Series 2014-1A, Class A, 2.14%, 4/15/2026 (a) (b)	2,500,000	2,485,002
OZLM, Ltd. Series 2014-6A, Class A2A, 2.77%, 4/17/2026 (a) (b)	2,500,000	2,443,135
Race Point CLO, Ltd. Series 2012-7A, Class A, 2.04%, 11/8/2024 (a) (b)	2,500,000	2,484,112
RALI Trust Series 2004-QS7, Class A4, 5.50%, 5/25/2034	2,199,784	2,232,922
Residential Asset Securitization Trust Series 2005-A13, Class 1A7, 5.50%, 10/25/2035	3,687,160	3,225,307
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-21, Class 1A, 2.78%, 11/25/2035 (b)	3,263,683	2,569,841
Series 2006-8, Class 4A3, 5.02%, 9/25/2036 (b)	2,571,895	2,241,670
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 0.60%, 12/25/2036 (b)	3,823,882	3,213,193
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	3,244,706	3,251,337
Venture CLO, Ltd. Series 2014-17A, Class B2, 2.72%, 7/15/2026 (a) (b)	2,500,000	2,420,985

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Voya CLO, Ltd. Series 2014-4A, Class A1, 2.12%, 10/14/2026 (a) (b)	$2,500,000	$2,483,717
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C24, Class AJ, 5.66%, 3/15/2045 (b)	207,169	206,871
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (b)	1,500,000	1,465,144
Series 2007-C30, Class AM, 5.38%, 12/15/2043	1,750,000	1,781,517
Series 2007-C33, Class AJ, 5.95%, 2/15/2051 (b)	1,600,000	1,576,152
Series 2007-C33, Class AM, 5.95%, 2/15/2051 (b)	1,550,000	1,602,635
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, 5.50%, 10/25/2035	3,620,753	3,561,549
Series 2006-5, Class 3A2, 6.00%, 7/25/2036 (d)	3,689,923	1,710,561
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	15,676,449	15,433,072
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	681,461
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	634,570
Series 2015-C26, Class XA, IO, 1.41%, 2/15/2048 (b)	9,346,196	764,722
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	660,924
Series 2015-C28, Class C, 4.14%, 5/15/2048 (b)	1,500,000	1,378,681
Series 2015-LC20, Class XA, 1.41%, 4/15/2050 (b)	7,946,598	655,332
Series 2015-NXS1, Class XA, 1.20%, 5/15/2048 (b)	9,930,199	727,674
Series 2015-NXS2, Class XA, 0.81%, 7/15/2058 (b)	29,866,808	1,477,398
Series 2015-NXS3, Class C, 4.49%, 9/15/2057 (b)	1,600,000	1,452,796
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,702,861
Series 2015-P2, Class XA, 1.04%, 12/15/2048 (b)	22,173,957	1,551,485
Series 2016-C32, Class C, 4.72%, 1/15/2059 (b)	1,581,000	1,490,233
Series 2016-C33, Class XA, 1.99%, 3/15/2059 (b)	15,654,000	1,888,060
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 2.74%, 8/25/2037 (b)	12,475,199	11,227,385

WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.27%, 3/15/2047 (b)	10,619,534	665,173
Series 2014-C21, Class XA, 1.18%, 8/15/2047 (b)	19,674,187	1,297,672

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $495,449,059)		486,018,580

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.3%
Federal Home Loan Mortgage Corp.:
3.00%, 6/15/2044	14,522,381	14,878,935
3.00%, 1/1/2045	4,066,903	4,167,691
3.00%, 2/1/2045	2,798,114	2,867,459
3.00%, 3/1/2045	2,843,897	2,914,376
3.00%, 4/1/2045	19,110,012	19,583,606
3.00%, 5/1/2045	9,602,661	9,840,639
3.00%, 7/1/2045	4,857,125	4,977,497
3.00%, 8/1/2045	25,288,653	25,915,370
3.00%, 10/1/2045	16,185,210	16,586,320
3.00%, 12/1/2045	39,667,315	40,650,371
3.00%, 12/1/2045	31,550,316	32,332,213
3.00%, 1/1/2046	21,859,191	22,400,917
3.50%, 2/1/2045	5,580,655	5,846,934
3.50%, 4/1/2045	9,473,311	9,925,328
3.50%, 4/1/2045	7,605,336	7,968,223
3.50%, 4/1/2045	25,371,263	26,581,846
3.50%, 6/1/2045	16,751,129	17,550,404
3.50%, 10/1/2045	19,759,287	20,702,096
4.50%, 6/1/2044	3,619,726	3,933,311
5.56%, 5/15/2041 (b)	22,321,754	3,559,416
Series 3822, Class ZG, 4.00%, 2/15/2041	3,357,741	3,763,813
Series 3889, Class VZ, 4.00%, 7/15/2041	18,209,459	19,539,041
Series 3935, Class SJ, 6.21%, 5/15/2041 (b)	5,365,208	784,390
Series 4165, Class ZT, 3.00%, 2/15/2043	14,690,045	13,844,944
Series 4215, Class KC, 2.25%, 3/15/2038	28,206,412	28,744,565
Series 4434, Class LZ, 3.00%, 2/15/2045	3,098,976	2,955,589
Series 4444, Class CZ, 3.00%, 2/15/2045	11,362,912	10,658,022
Series 4447, Class A, 3.00%, 6/15/2041	3,022,311	3,148,668
Series 4447, Class Z, 3.00%, 3/15/2045	3,750,481	3,689,155
Series 4471, Class BA, 3.00%, 12/15/2041	9,503,959	9,905,616
Series 4471, Class GA, 3.00%, 2/15/2044	13,738,927	14,188,472
Series 4481, Class B, 3.00%, 12/15/2042	9,565,150	9,856,640
Series 4483, Class CA, 3.00%, 6/15/2044	18,347,736	19,167,478

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 4491, Class B, 3.00%, 8/15/2040	$19,250,070	$19,882,568
Series 4492, Class GZ, 3.50%, 7/15/2045	7,777,702	7,937,222
Series 4499, Class AB, 3.00%, 6/15/2042	19,280,146	19,868,216
Series 4503, Class AB, CMO, REMIC, 3.00%, 11/15/2040	13,328,818	13,787,728
Series 4504, Class CA, 3.00%, 4/15/2044	20,913,153	21,872,716
Series 4511, Class QA, 3.00%, 1/15/2041	19,537,939	20,261,601
Series 4511, Class QC, 3.00%, 12/15/2040	14,460,818	15,027,402
Series 4543, Class HG, 2.70%, 4/15/2044	24,603,076	25,058,191
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,341,486
Federal National Mortgage Association:
3.00%, 11/1/2030	28,963,453	30,279,693
3.00%, 10/1/2034	6,182,767	6,409,337
3.00%, 4/1/2035	4,782,186	4,958,312
3.00%, 4/1/2035	5,461,132	5,662,264
3.00%, 5/1/2035	2,811,783	2,915,340
3.00%, 5/1/2035	2,842,813	2,947,513
3.00%, 4/1/2040	22,338,432	22,933,510
3.00%, 1/1/2045	3,861,821	3,909,149
3.00%, 2/1/2045	4,051,756	4,102,084
3.00%, 3/1/2045	3,817,390	3,919,082
3.00%, 4/1/2045	16,949,172	17,159,700
3.00%, 7/1/2045	14,598,685	14,783,533
3.50%, 9/1/2034	4,611,973	4,861,619
3.50%, 12/1/2034	4,099,023	4,320,903
3.50%, 2/1/2035	2,621,239	2,763,966
3.50%, 1/1/2045	17,175,657	18,018,344
3.50%, 2/1/2045	9,156,837	9,607,936
4.50%, 3/1/2044	2,164,702	2,355,781
4.50%, 3/1/2044	3,473,611	3,780,228
4.50%, 6/1/2044	3,089,864	3,362,608
4.50%, 7/1/2044	3,248,149	3,534,864
4.50%, 2/1/2045	3,658,350	3,981,273
Series 2010-109, Class N, 3.00%, 10/25/2040	5,671,236	5,870,116
Series 2011-51, Class CI, CMO, IO, REMIC, 5.57%, 6/25/2041 (b)	16,608,891	2,404,614
Series 2012-127, Class PA, 2.75%, 11/25/2042	6,123,716	6,235,587
Series 2012-151, Class SB, 5.34%, 1/25/2043 (b)	1,549,733	1,443,039
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	15,343,763	15,048,697
Series 2013-30, Class PS, 5.34%, 4/25/2043 (b)	1,718,187	1,577,385
Series 2014-21, Class GZ, 3.00%, 4/25/2044	5,864,319	5,607,825

Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	8,430,668	7,997,736
Series 2015-42, Class CA, 3.00%, 3/25/2044	10,998,032	11,435,465
Series 2015-9, Class HA, 3.00%, 1/25/2045	20,758,115	21,691,823
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	28,607,099	29,594,373
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,188,405
Government National Mortgage Association:
Series 2013-169, Class SE, 5.61%, 11/16/2043 (b)	5,459,392	847,050
Series 2013-34, Class PL, 3.00%, 3/20/2042	18,274,113	18,859,235
Series 2014-43, Class PS, 5.75%, 7/20/2042 (b)	16,256,417	2,287,414

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $878,438,482)		889,122,278

U.S. TREASURY OBLIGATIONS — 7.9%
Treasury Bond 3.13%, 2/15/2043	22,100,000	24,488,569
Treasury Inflation Protected Indexed Note 0.13%, 4/15/2019	8,896,809	9,092,806
Treasury Notes:
0.50%, 3/31/2017	13,600,000	13,584,089
1.38%, 4/30/2020	49,900,000	50,423,453
1.75%, 3/31/2022	32,100,000	32,677,157
2.50%, 5/15/2024	45,700,000	48,601,036

TOTAL U.S. TREASURY OBLIGATIONS (Cost $174,713,620)		178,867,110

	Shares

SHORT-TERM INVESTMENT — 9.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (f) (g) (Cost $211,810,849)	211,810,849	211,810,849

TOTAL INVESTMENTS — 99.5%
(Cost $2,243,934,650)		2,249,975,001
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		11,631,565

NET ASSETS — 100.0%		$2,261,606,566

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.9% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2016.
(c)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2016. Maturity date shown is the final maturity.
(e)	Non-income producing security.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at March 31, 2016.

CMO = Collateralized Mortgage Obligation

GMTN = Global Medium Term Note

IO = Interest Only

MTN = Medium Term Note

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$4,678,078	$—	$4,678,078
Corporate Bonds & Notes
Australia	—	2,270,437	—	2,270,437
Belgium	—	2,598,702	—	2,598,702
Bermuda	—	466,163	—	466,163
Brazil	—	10,117,067	—	10,117,067
Canada	—	4,594,127	—	4,594,127
Cayman Islands	—	642,386	—	642,386
Chile	—	27,418,696	—	27,418,696
China	—	3,007,322	—	3,007,322
Colombia	—	28,685,981	—	28,685,981
Costa Rica	—	696,500	—	696,500
Dominican Republic	—	421,500	—	421,500
Guatemala	—	6,678,670	—	6,678,670
Hong Kong	—	3,617,918	—	3,617,918
India	—	12,379,237	—	12,379,237
Israel	—	6,822,040	—	6,822,040
Jamaica	—	3,002,550	—	3,002,550
Mexico	—	28,400,796	—	28,400,796
Netherlands	—	63,000	—	63,000
Panama	—	9,297,035	—	9,297,035
Paraguay	—	4,055,400	—	4,055,400
Peru	—	27,538,969	—	27,538,969
Qatar	—	456,821	—	456,821
Singapore	—	12,370,800	—	12,370,800
Trinidad And Tobago	—	3,953,625	—	3,953,625
United States	—	155,505,764	—	155,505,764
Foreign Government Obligations
Colombia	—	8,371,030	—	8,371,030
Costa Rica	—	1,057,125	—	1,057,125
Mexico	—	6,724,727	—	6,724,727
Panama	—	9,944,769	—	9,944,769
Paraguay	—	1,507,500	—	1,507,500
Peru	—	3,618,892	—	3,618,892
Senior Floating Rate Loans
Aerospace & Defense	—	1,084,981	—	1,084,981
Airlines	—	1,092,071	—	1,092,071
Auto Components	—	301,878	—	301,878
Building Products	—	1,090,273	—	1,090,273
Capital Markets	—	1,880,225	—	1,880,225

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chemicals	$—	$4,034,628	$—	$4,034,628
Commercial Services & Supplies	—	6,296,420	—	6,296,420
Construction & Engineering	—	1,104,069	—	1,104,069
Containers & Packaging	—	4,702,363	—	4,702,363
Distributors	—	352,116	—	352,116
Diversified Consumer Services	—	1,121,729	—	1,121,729
Diversified Financial Services	—	1,089,880	—	1,089,880
Diversified Telecommunication Services	—	2,077,483	—	2,077,483
Electric Utilities	—	1,952,775	—	1,952,775
Electronic Equipment, Instruments & Components	—	1,083,280	—	1,083,280
Food & Staples Retailing	—	1,089,445	—	1,089,445
Food Products	—	5,176,024	—	5,176,024
Health Care Equipment & Supplies	—	1,424,725	—	1,424,725
Health Care Providers & Services	—	7,188,484	—	7,188,484
Hotels, Restaurants & Leisure	—	8,480,991	—	8,480,991
Household Durables	—	2,233,035	—	2,233,035
Household Products	—	1,098,094	—	1,098,094
Independent Power Producers & Energy Traders	—	815,699	—	815,699
Insurance	—	885,659	—	885,659
Internet Software & Services	—	1,091,593	—	1,091,593
IT Services	—	1,324,471	—	1,324,471
Life Sciences Tools & Services	—	1,002,409	—	1,002,409
Machinery	—	1,730,964	—	1,730,964
Media	—	8,882,546	—	8,882,546
Oil, Gas & Consumable Fuels	—	428,681	—	428,681
Personal Products	—	2,195,559	—	2,195,559
Pharmaceuticals	—	1,077,757	—	1,077,757
Professional Services	—	1,100,091	—	1,100,091
Real Estate Investment Trusts (REITs)	—	1,063,687	—	1,063,687
Road & Rail	—	1,104,646	—	1,104,646
Semiconductors & Semiconductor Equipment	—	4,194,477	—	4,194,477
Software	—	3,480,153	—	3,480,153
Specialty Retail	—	2,210,444	—	2,210,444
Technology Hardware, Storage & Peripherals	—	1,078,265	—	1,078,265
Trading Companies & Distributors	—	2,467,362	—	2,467,362
Wireless Telecommunication Services	—	1,103,125	—	1,103,125
Commercial Mortgage Backed Securities	—	486,018,580	—	486,018,580
U.S. Government Agency Obligations	—	889,122,278	—	889,122,278
U.S. Treasury Obligations	—	178,867,110	—	178,867,110
Short-Term Investment	211,810,849	—	—	211,810,849

TOTAL INVESTMENTS	$211,810,849	$2,038,164,152	$—	$2,249,975,001

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AEROSPACE & DEFENSE — 4.5%
General Dynamics Corp.	1,295	$170,124
Northrop Grumman Corp.	469	92,815

		262,939

BANKS — 6.1%
JPMorgan Chase & Co.	3,841	227,464
Wells Fargo & Co.	2,555	123,560

		351,024

BIOTECHNOLOGY — 5.1%
Amgen, Inc.	615	92,207
Gilead Sciences, Inc.	2,199	202,000

		294,207

BUILDING PRODUCTS — 3.2%
Owens Corning	3,877	183,305

CHEMICALS — 3.1%
LyondellBasell Industries NV Class A	2,082	178,178

CONSUMER FINANCE — 1.1%
Discover Financial Services	1,212	61,715

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
Verizon Communications, Inc.	2,785	150,613

FOOD & STAPLES RETAILING — 2.2%
Kroger Co.	3,342	127,831

FOOD PRODUCTS — 4.5%
Archer-Daniels-Midland Co.	2,045	74,254
Mondelez International, Inc. Class A	1,507	60,461
Tyson Foods, Inc. Class A	1,902	126,787

		261,502

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Anthem, Inc.	1,143	158,865
McKesson Corp.	228	35,853
UnitedHealth Group, Inc.	471	60,712

		255,430

HOTELS, RESTAURANTS & LEISURE — 4.3%
Carnival Corp.	1,149	60,633
Royal Caribbean Cruises, Ltd.	2,296	188,616

		249,249

HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co.	697	57,370

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.9%
AES Corp.	9,280	109,504

INSURANCE — 6.3%
MetLife, Inc.	4,108	180,505
Prudential Financial, Inc.	2,539	183,367

		363,872

INTERNET & CATALOG RETAIL — 6.5%
Amazon.com, Inc. (a)	437	259,421
Priceline Group, Inc. (a)	90	116,006

		375,427

MEDIA — 1.0%
Comcast Corp. Class A	946	57,782

MULTILINE RETAIL — 0.9%
Target Corp.	605	49,779

OIL, GAS & CONSUMABLE FUELS — 5.6%
Exxon Mobil Corp.	1,540	128,729
Valero Energy Corp.	3,011	193,125

		321,854

PHARMACEUTICALS — 7.7%
Eli Lilly & Co.	1,605	115,576
Johnson & Johnson	1,756	189,999
Merck & Co., Inc.	2,597	137,408

		442,983

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Extra Space Storage, Inc.	1,804	168,602

SOFTWARE — 8.1%
Activision Blizzard, Inc.	2,698	91,300
Electronic Arts, Inc. (a)	2,934	193,967
Intuit, Inc.	618	64,278
Oracle Corp.	2,835	115,980

		465,525

SPECIALTY RETAIL — 4.7%
Best Buy Co., Inc.	5,169	167,682
O’Reilly Automotive, Inc. (a)	386	105,633

		273,315

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.7%
Apple, Inc.	2,491	271,494
Hewlett Packard Enterprise Co.	3,817	67,675
HP, Inc.	3,817	47,026

		386,195

TOBACCO — 4.2%
Altria Group, Inc.	1,205	75,505
Philip Morris International, Inc.	1,737	170,417

		245,922

TOTAL COMMON STOCKS (Cost $5,780,904)		5,694,123

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $73,320)	73,320	73,320

TOTAL INVESTMENTS — 99.9% (Cost $5,854,224)		5,767,443
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,415

NET ASSETS — 100.0%		$5,775,858

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$262,939	$—	$—	$262,939
Banks	351,024	—	—	351,024
Biotechnology	294,207	—	—	294,207
Building Products	183,305	—	—	183,305
Chemicals	178,178	—	—	178,178
Consumer Finance	61,715	—	—	61,715
Diversified Telecommunication Services	150,613	—	—	150,613
Food & Staples Retailing	127,831	—	—	127,831
Food Products	261,502	—	—	261,502
Health Care Providers & Services	255,430	—	—	255,430
Hotels, Restaurants & Leisure	249,249	—	—	249,249
Household Products	57,370	—	—	57,370
Independent Power Producers & Energy Traders	109,504	—	—	109,504
Insurance	363,872	—	—	363,872
Internet & Catalog Retail	375,427	—	—	375,427
Media	57,782	—	—	57,782
Multiline Retail	49,779	—	—	49,779
Oil, Gas & Consumable Fuels	321,854	—	—	321,854
Pharmaceuticals	442,983	—	—	442,983
Real Estate Investment Trusts (REITs)	168,602	—	—	168,602
Software	465,525	—	—	465,525
Specialty Retail	273,315	—	—	273,315
Technology Hardware, Storage & Peripherals	386,195	—	—	386,195
Tobacco	245,922	—	—	245,922
Short-Term Investment	73,320	—	—	73,320

TOTAL INVESTMENTS	$5,767,443	$—	$—	$5,767,443

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 1.0%
General Dynamics Corp.	925	$121,517

AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corp.	358	58,254

BANKS — 0.7%
JPMorgan Chase & Co.	1,398	82,789

BEVERAGES — 2.3%
Coca-Cola Co.	5,863	271,984

BIOTECHNOLOGY — 6.3%
Amgen, Inc.	1,691	253,532
Gilead Sciences, Inc.	5,514	506,516

		760,048

CHEMICALS — 3.3%
LyondellBasell Industries NV Class A	4,657	398,546

CONSUMER FINANCE — 0.4%
American Express Co.	874	53,664

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Verizon Communications, Inc.	6,551	354,278

FOOD & STAPLES RETAILING — 4.8%
CVS Health Corp.	1,755	182,046
Kroger Co.	10,511	402,046

		584,092

FOOD PRODUCTS — 5.4%
Ingredion, Inc.	2,257	241,025
Tyson Foods, Inc. Class A	6,077	405,093

		646,118

HEALTH CARE PROVIDERS & SERVICES — 6.2%
AmerisourceBergen Corp. Class A	993	85,944
Anthem, Inc.	1,096	152,333
HCA Holdings, Inc. (a)	1,782	139,085
McKesson Corp.	1,891	297,360
UnitedHealth Group, Inc.	517	66,641

		741,363

HOTELS, RESTAURANTS & LEISURE — 4.9%
Carnival Corp.	3,139	165,645
Norwegian Cruise Line Holdings, Ltd. (a)	6,404	354,077
Royal Caribbean Cruises, Ltd.	805	66,131

		585,853

INSURANCE — 1.9%
Prudential Financial, Inc.	3,230	233,271

INTERNET & CATALOG RETAIL — 9.2%
Amazon.com, Inc. (a)	1,084	643,506
Priceline Group, Inc. (a)	359	462,736

		1,106,242

INTERNET SOFTWARE & SERVICES — 4.6%
Alphabet, Inc. Class A (a)	180	137,322
VeriSign, Inc. (a)	4,705	416,581

		553,903

IT SERVICES — 5.4%
Cognizant Technology Solutions Corp. Class A (a)	3,893	244,091
Fiserv, Inc. (a)	1,252	128,430
Global Payments, Inc.	4,185	273,281

		645,802

MACHINERY — 1.1%
Caterpillar, Inc.	1,750	133,945

MEDIA — 3.8%
Comcast Corp. Class A	7,552	461,276

OIL, GAS & CONSUMABLE FUELS — 1.6%
Marathon Petroleum Corp.	5,095	189,432

PHARMACEUTICALS — 4.6%
Bristol-Myers Squibb Co.	2,789	178,161
Eli Lilly & Co.	1,794	129,186
Johnson & Johnson	797	86,236
Merck & Co., Inc.	3,043	161,005

		554,588

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Extra Space Storage, Inc.	1,325	123,835
Simon Property Group, Inc.	938	194,813

		318,648

ROAD & RAIL — 0.6%
Union Pacific Corp.	886	70,481

SOFTWARE — 8.9%
Electronic Arts, Inc. (a)	6,439	425,682
Oracle Corp.	7,209	294,920
Take-Two Interactive Software, Inc. (a)	9,344	351,989

		1,072,591

SPECIALTY RETAIL — 5.7%
AutoZone, Inc. (a)	176	140,218
Best Buy Co., Inc.	8,962	290,727
O’Reilly Automotive, Inc. (a)	926	253,409

		684,354

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.6%
Apple, Inc.	5,045	549,854

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	890	54,708

TOBACCO — 3.5%
Altria Group, Inc.	3,430	214,924
Philip Morris International, Inc.	2,063	202,401

		417,325

TRADING COMPANIES & DISTRIBUTORS — 1.5%
United Rentals, Inc. (a)	2,888	179,605

TOTAL COMMON STOCKS (Cost $11,705,122)		11,884,531

SHORT-TERM INVESTMENT — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $146,611)	146,611	146,611

TOTAL INVESTMENTS — 99.9%
(Cost $11,851,733)		12,031,142
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		13,959

NET ASSETS — 100.0%		$12,045,101

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$121,517	$—	$—	$121,517
Air Freight & Logistics	58,254	—	—	58,254
Banks	82,789	—	—	82,789
Beverages	271,984	—	—	271,984
Biotechnology	760,048	—	—	760,048
Chemicals	398,546	—	—	398,546
Consumer Finance	53,664	—	—	53,664
Diversified Telecommunication Services	354,278	—	—	354,278
Food & Staples Retailing	584,092	—	—	584,092
Food Products	646,118	—	—	646,118
Health Care Providers & Services	741,363	—	—	741,363
Hotels, Restaurants & Leisure	585,853	—	—	585,853
Insurance	233,271	—	—	233,271
Internet & Catalog Retail	1,106,242	—	—	1,106,242
Internet Software & Services	553,903	—	—	553,903
IT Services	645,802	—	—	645,802
Machinery	133,945	—	—	133,945
Media	461,276	—	—	461,276
Oil, Gas & Consumable Fuels	189,432	—	—	189,432
Pharmaceuticals	554,588	—	—	554,588
Real Estate Investment Trusts (REITs)	318,648	—	—	318,648
Road & Rail	70,481	—	—	70,481
Software	1,072,591	—	—	1,072,591
Specialty Retail	684,354	—	—	684,354
Technology Hardware, Storage & Peripherals	549,854	—	—	549,854
Textiles, Apparel & Luxury Goods	54,708	—	—	54,708
Tobacco	417,325	—	—	417,325
Trading Companies & Distributors	179,605	—	—	179,605
Short-Term Investment	146,611	—	—	146,611

TOTAL INVESTMENTS	$12,031,142	$—	$—	$12,031,142

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 4.2%
General Dynamics Corp.	156	$20,494
Northrop Grumman Corp.	451	89,253

		109,747

AUTO COMPONENTS — 3.3%
Goodyear Tire & Rubber Co.	2,564	84,561

BANKS — 12.0%
Citigroup, Inc.	1,831	76,444
JPMorgan Chase & Co.	2,129	126,080
Wells Fargo & Co.	2,239	108,278

		310,802

BIOTECHNOLOGY — 2.8%
Gilead Sciences, Inc.	782	71,834

CHEMICALS — 3.0%
LyondellBasell Industries NV Class A	896	76,680

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	1,678	47,773

CONSUMER FINANCE — 0.7%
Discover Financial Services	331	16,854

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Verizon Communications, Inc.	556	30,068

ELECTRIC UTILITIES — 6.8%
Exelon Corp.	2,794	100,193
PG&E Corp.	854	51,001
PPL Corp.	697	26,534

		177,728

ENERGY EQUIPMENT & SERVICES — 0.8%
Schlumberger, Ltd.	290	21,387

FOOD PRODUCTS — 4.9%
Bunge, Ltd.	670	37,969
Tyson Foods, Inc. Class A	1,331	88,724

		126,693

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Abbott Laboratories	407	17,025

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Anthem, Inc.	167	23,211
Cardinal Health, Inc.	309	25,323
Express Scripts Holding Co. (a)	290	19,920
UnitedHealth Group, Inc.	151	19,464

		87,918

HOTELS, RESTAURANTS & LEISURE — 3.8%
Carnival Corp.	1,593	84,062
Royal Caribbean Cruises, Ltd.	186	15,280

		99,342

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.3%
AES Corp.	5,123	60,451

INDUSTRIAL CONGLOMERATES — 1.6%
Danaher Corp.	424	40,221

INSURANCE — 8.8%
Chubb, Ltd.	220	26,213
MetLife, Inc.	1,638	71,974
Prudential Financial, Inc.	1,097	79,225
Travelers Cos., Inc.	192	22,408

Validus Holdings, Ltd.	629	29,683

		229,503

IT SERVICES — 0.7%
Global Payments, Inc.	292	19,068

OIL, GAS & CONSUMABLE FUELS — 9.9%
California Resources Corp.	24	25
Chevron Corp.	160	15,264
Exxon Mobil Corp.	543	45,389
Marathon Petroleum Corp.	1,241	46,140
Occidental Petroleum Corp.	264	18,066
Valero Energy Corp.	1,363	87,423
WPX Energy, Inc. (a)	6,576	45,966

		258,273

PHARMACEUTICALS — 5.6%
Johnson & Johnson	629	68,058
Merck & Co., Inc.	1,469	77,725

		145,783

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
AvalonBay Communities, Inc.	411	78,172

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Intel Corp.	1,876	60,689

SOFTWARE — 6.8%
Activision Blizzard, Inc.	1,869	63,247
Electronic Arts, Inc. (a)	1,026	67,829
Take-Two Interactive Software, Inc. (a)	1,240	46,711

		177,787

SPECIALTY RETAIL — 2.9%
Best Buy Co., Inc.	2,299	74,579

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
HP, Inc.	1,229	15,141
NetApp, Inc.	1,151	31,411

		46,552

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Michael Kors Holdings, Ltd. (a)	830	47,277

TOBACCO — 1.8%
Altria Group, Inc.	750	46,995

TOTAL COMMON STOCKS (Cost $2,495,773)		2,563,762

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $29,073)	29,073	29,073

TOTAL INVESTMENTS — 99.8% (Cost $2,524,846)		2,592,835
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,479

NET ASSETS — 100.0%		$2,597,314

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$109,747	$—	$—	$109,747
Auto Components	84,561	—	—	84,561
Banks	310,802	—	—	310,802
Biotechnology	71,834	—	—	71,834
Chemicals	76,680	—	—	76,680
Communications Equipment	47,773	—	—	47,773
Consumer Finance	16,854	—	—	16,854
Diversified Telecommunication Services	30,068	—	—	30,068
Electric Utilities	177,728	—	—	177,728
Energy Equipment & Services	21,387	—	—	21,387
Food Products	126,693	—	—	126,693
Health Care Equipment & Supplies	17,025	—	—	17,025
Health Care Providers & Services	87,918	—	—	87,918
Hotels, Restaurants & Leisure	99,342	—	—	99,342
Independent Power Producers & Energy Traders	60,451	—	—	60,451
Industrial Conglomerates	40,221	—	—	40,221
Insurance	229,503	—	—	229,503
IT Services	19,068	—	—	19,068
Oil, Gas & Consumable Fuels	258,273	—	—	258,273
Pharmaceuticals	145,783	—	—	145,783
Real Estate Investment Trusts (REITs)	78,172	—	—	78,172
Semiconductors & Semiconductor Equipment	60,689	—	—	60,689
Software	177,787	—	—	177,787
Specialty Retail	74,579	—	—	74,579
Technology Hardware, Storage & Peripherals	46,552	—	—	46,552
Textiles, Apparel & Luxury Goods	47,277	—	—	47,277
Tobacco	46,995	—	—	46,995
Short-Term Investment	29,073	—	—	29,073

TOTAL INVESTMENTS	$2,592,835	$—	$—	$2,592,835

See accompanying Notes to Schedules of Investments.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BANKS — 6.1%
Capital Bank Financial Corp. Class A	2,717	$83,820
First Connecticut Bancorp, Inc.	144	2,298
HomeTrust Bancshares, Inc. (a)	1,070	19,613
People’s United Financial, Inc.	759	12,091

		117,822

BEVERAGES — 6.3%
Coca-Cola Co.	1,011	46,900
Dr. Pepper Snapple Group, Inc.	226	20,209
PepsiCo, Inc.	535	54,827

		121,936

BIOTECHNOLOGY — 3.1%
Amgen, Inc.	409	61,321

CAPITAL MARKETS — 0.2%
Goldman Sachs Group, Inc.	31	4,866

COMMERCIAL SERVICES & SUPPLIES — 4.5%
Rollins, Inc.	315	8,543
Stericycle, Inc. (a)	624	78,742

		87,285

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Berkshire Hathaway, Inc. Class B (a)	573	81,297
McGraw Hill Financial, Inc.	13	1,287
Moody’s Corp.	10	966

		83,550

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.2%
AT&T, Inc.	1,925	75,402
Verizon Communications, Inc.	1,549	83,770

		159,172

ELECTRIC UTILITIES — 3.2%
Entergy Corp.	238	18,869
FirstEnergy Corp.	775	27,877
PG&E Corp.	271	16,184

		62,930

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Control4 Corp. (a)	2,980	23,721

FOOD & STAPLES RETAILING — 4.3%
Wal-Mart Stores, Inc.	1,218	83,421

FOOD PRODUCTS — 5.0%
General Mills, Inc.	1,010	63,983
Hershey Co.	229	21,089
TreeHouse Foods, Inc. (a)	144	12,492

		97,564

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Cooper Cos., Inc.	236	36,337

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Nobilis Health Corp. (a)	1,846	5,760

HOTELS, RESTAURANTS & LEISURE — 5.8%
McDonald’s Corp.	836	105,069
Norwegian Cruise Line Holdings, Ltd. (a)	153	8,459

		113,528

HOUSEHOLD PRODUCTS — 5.7%
Kimberly-Clark Corp.	127	17,083
Procter & Gamble Co.	1,132	93,175

		110,258

INSURANCE — 1.4%
Allied World Assurance Co. Holdings AG	640	22,361
American International Group, Inc.	94	5,081

		27,442

INTERNET & CATALOG RETAIL — 1.6%
Expedia, Inc.	71	7,655
FTD Cos., Inc. (a)	895	23,494

		31,149

IT SERVICES — 1.9%
Visa, Inc. Class A	476	36,404

MEDIA — 1.1%
Eros International PLC (a)	1,444	16,620
Time Warner Cable, Inc.	21	4,297

		20,917

METALS & MINING — 0.6%
Newmont Mining Corp.	430	11,429

MULTI-UTILITIES — 2.1%
CenterPoint Energy, Inc.	246	5,146
CMS Energy Corp.	416	17,655
Dominion Resources, Inc.	241	18,104

		40,905

MULTILINE RETAIL — 5.6%
Dollar General Corp.	475	40,660
Dollar Tree, Inc. (a)	818	67,452

		108,112

OIL, GAS & CONSUMABLE FUELS — 1.6%
California Resources Corp.	4,838	4,983
Kinder Morgan, Inc.	1,452	25,933

		30,916

PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	43	2,086

PHARMACEUTICALS — 12.9%
Allergan PLC (a)	246	65,935
Bristol-Myers Squibb Co.	911	58,195
Eli Lilly & Co.	159	11,449
Johnson & Johnson	442	47,824
Merck & Co., Inc.	982	51,958
Perrigo Co. PLC	119	15,224

		250,585

PROFESSIONAL SERVICES — 1.0%
Advisory Board Co. (a)	156	5,031
Verisk Analytics, Inc. (a)	176	14,066

		19,097

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
American Tower Corp. REIT	80	8,190
Annaly Capital Management, Inc.	1,550	15,903
HCP, Inc. REIT	161	5,245

		29,338

SPECIALTY RETAIL — 5.0%
AutoZone, Inc. (a)	121	96,400

See accompanying Notes to Schedules of Investments.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

TOBACCO — 1.1%
Altria Group, Inc.	336	$21,054

WATER UTILITIES — 2.1%
American Water Works Co., Inc.	592	40,807

TOTAL COMMON STOCKS (Cost $1,842,755)		1,936,112

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (b) (c) (Cost $3,456)	3,456	3,456

TOTAL INVESTMENTS — 99.9% (Cost $1,846,211)		1,939,568
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,565

NET ASSETS — 100.0%		$1,942,133

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$117,822	$—	$—	$117,822
Beverages	121,936	—	—	121,936
Biotechnology	61,321	—	—	61,321
Capital Markets	4,866	—	—	4,866
Commercial Services & Supplies	87,285	—	—	87,285
Diversified Financial Services	83,550	—	—	83,550
Diversified Telecommunication Services	159,172	—	—	159,172
Electric Utilities	62,930	—	—	62,930
Electronic Equipment, Instruments & Components	23,721	—	—	23,721
Food & Staples Retailing	83,421	—	—	83,421
Food Products	97,564	—	—	97,564
Health Care Equipment & Supplies	36,337	—	—	36,337
Health Care Providers & Services	5,760	—	—	5,760
Hotels, Restaurants & Leisure	113,528	—	—	113,528
Household Products	110,258	—	—	110,258
Insurance	27,442	—	—	27,442
Internet & Catalog Retail	31,149	—	—	31,149
IT Services	36,404	—	—	36,404
Media	20,917	—	—	20,917
Metals & Mining	11,429	—	—	11,429
Multi-Utilities	40,905	—	—	40,905
Multiline Retail	108,112	—	—	108,112
Oil, Gas & Consumable Fuels	30,916	—	—	30,916
Paper & Forest Products	2,086	—	—	2,086
Pharmaceuticals	250,585	—	—	250,585
Professional Services	19,097	—	—	19,097
Real Estate Investment Trusts (REITs)	29,338	—	—	29,338
Specialty Retail	96,400	—	—	96,400
Tobacco	21,054	—	—	21,054
Water Utilities	40,807	—	—	40,807
Short-Term Investment	3,456	—	—	3,456

TOTAL INVESTMENTS	$1,939,568	$—	$—	$1,939,568

See accompanying Notes to Schedules of Investments.

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Valuation

Each portfolio’s investments are valued at fair value each day that each portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the portfolio’s listing exchange is not open. Fair value is generally defined as the price a portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for each portfolio. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”) and in accordance with their procedures to stabilize net asset value.

•	Senior or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans in which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors effecting the loan.

In the event prices or quotations are not readily available or that application of these valuation methods results in a price for an investment which is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the portfolio’s net asset value and the prices used by the portfolios’ underlying indices. Various inputs are used in determining the value of portfolios’ investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The portfolios value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The portfolios had no material transfers between levels for the period ended March 31, 2016.

Transactions with Affiliated Issuers

Each portfolio may invest in certain money market funds and underlying funds affiliated with the Adviser. Amounts related to investments in affiliated underlying funds at March 31, 2016, and for the period then ended are:

SSGA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	400,523	$22,321,147	$11,425,945	206,995	$16,527,455	298,263	309,255	$17,692,478	$25,904	$(205,062)
SPDR Citi International Government Inflation-Protected Bond ETF	119,100	6,539,781	3,100,212	59,798	4,980,306	95,257	83,641	4,546,725	55,614	(269,133)
SPDR Dow Jones International Real Estate ETF	286,691	12,000,886	3,414,681	89,487	7,682,381	192,264	183,914	7,625,074	143,196	(129,127)
SPDR Dow Jones REIT ETF	158,157	13,345,286	5,893,007	67,264	10,507,860	117,435	107,986	10,274,868	278,780	1,001,011
SPDR S&P Global Natural Resources ETF	938,966	39,483,520	6,804,694	203,304	27,685,766	818,465	323,805	11,313,747	355,831	(10,748,792)
SPDR S&P International Energy Sector ETF	144,816	2,802,190	567,237	37,685	1,471,569	88,803	93,698	1,510,852	53,547	(327,928)
SPDR S&P Metals & Mining ETF	25,451	619,223	300,760	17,200	342,887	19,619	23,032	471,926	8,065	(83,483)
State Street Institutional Liquid Reserves Fund	6,724,192	6,724,192	19,227,551	19,227,551	20,357,106	20,357,106	5,594,637	5,594,637	20,860	—
The Energy Select Sector SPDR Fund	88,920	6,683,227	1,538,593	24,449	4,124,012	63,787	49,582	3,070,117	94,385	(724,711)

SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays Convertible Securities ETF	126,174	$6,002,097	$834,060	19,497	$1,228,127	27,267	118,404	$5,115,053	$231,182	$(26,428)
SPDR Barclays High Yield Bond ETF	521,165	20,028,371	2,056,861	58,329	6,389,012	181,045	398,449	13,646,878	771,133	(657,068)
SPDR Barclays Intermediate Term Corporate Bond ETF	72,189	2,449,373	5,318,947	157,524	812,089	24,089	205,624	7,046,735	79,010	(3,326)
SPDR Barclays Long Term Corporate Bond ETF	444,142	17,006,197	1,032,592	26,681	7,990,069	210,799	260,024	10,372,357	451,466	(640,825)

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays Long Term Treasury ETF	125,248	$8,556,943	$5,363,691	74,510	$4,699,318	67,492	132,266	$9,967,566	$178,804	$(94,708)
SPDR Barclays TIPS ETF	33,157	1,847,840	3,541,789	63,864	965,135	17,478	79,543	4,550,655	5,858	(10,963)
SPDR Dow Jones International Real Estate ETF	116,337	4,869,867	3,763,233	96,658	2,553,201	62,236	150,759	6,250,468	81,595	(25,418)
SPDR Dow Jones REIT ETF	98,588	8,318,855	4,601,727	53,127	5,731,125	63,831	87,884	8,362,163	220,954	353,392
SPDR S&P Dividend ETF	63,111	4,809,689	5,837,986	78,552	2,856,407	38,572	103,091	8,240,064	123,747	77,452
SPDR S&P Global Infrastructure ETF	76,611	3,573,137	454,277	10,302	2,681,127	63,346	23,567	1,060,630	20,036	(132,961)
SPDR S&P International Dividend ETF	85,886	3,561,693	633,240	17,389	1,476,437	41,704	61,571	2,159,295	66,045	(404,201)
SPDR STOXX Europe 50 ETF	136,012	4,729,137	806,806	25,488	917,720	27,664	133,836	4,017,757	73,663	(8,331)
SPDR Wells Fargo Preferred Stock ETF	138,428	6,006,391	294,417	6,671	1,617,513	36,399	108,700	4,898,022	215,907	(10,379)
State Street Institutional Liquid Reserves Fund	2,787,882	2,787,882	8,649,927	8,649,927	6,163,128	6,163,128	5,274,681	5,274,681	8,065	—
The Consumer Discretionary Select Sector SPDR Fund	32,130	2,457,303	263,530	3,658	749,224	9,611	26,177	2,069,292	25,559	24,217
The Consumer Staples Select Sector SPDR Fund	—	—	1,946,206	39,146	29,561	575	38,571	2,046,191	10,295	1,002
The Technology Select Sector SPDR Fund	57,368	2,375,035	4,265,631	99,522	4,461,545	109,494	47,396	2,102,486	20,706	113,152

SSGA Global Allocation Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays Aggregate Bond ETF	50,686	$2,909,377	$12,326,917	214,031	$3,106,812	53,829	210,888	$12,347,492	$113,488	$5,652
SPDR Barclays High Yield Bond ETF	599,493	23,038,516	13,350,304	372,894	19,617,643	558,596	413,791	14,172,342	885,809	(1,770,834)
SPDR Barclays Intermediate Term Corporate Bond ETF	41,866	1,420,513	6,293,552	186,180	714,288	21,236	206,810	7,087,379	34,075	(3,343)
SPDR Barclays Intermediate Term Treasury ETF	—	—	2,360,520	39,196	631,769	10,430	28,766	1,756,452	10,935	5,216
SPDR Barclays Long Term Corporate Bond ETF	302,860	11,596,510	4,151,885	108,114	15,502,135	410,974	—	—	264,036	(852,322)
SPDR Barclays Long Term Treasury ETF	65,248	4,457,743	18,243,866	252,159	7,667,924	108,094	209,313	15,773,828	175,322	29,857
SPDR Barclays TIPS ETF	52,369	2,918,525	6,929,953	124,659	2,896,101	52,491	124,537	7,124,762	10,101	(3,602)
SPDR Dow Jones International Real Estate ETF	68,930	2,885,410	11,205,675	288,529	5,456,556	136,197	221,262	9,173,523	80,736	(56,842)

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

SSGA Global Allocation Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Dow Jones REIT ETF	117,788	$9,938,950	$13,599,220	155,878	$12,393,124	138,710	134,956	$12,841,063	$294,784	$302,086
SPDR S&P 500 ETF Trust	63,090	12,987,076	11,753,548	58,307	16,722,039	86,358	35,039	7,202,617	158,987	(56,594)
SPDR S&P 500 Growth ETF	—	—	7,206,015	79,882	705,302	7,522	72,360	7,274,351	24,412	31,398
SPDR S&P International Small Cap ETF	143,131	4,368,358	3,145,564	109,822	1,641,701	61,462	191,491	5,470,898	118,764	(99,646)
SPDR S&P World ex-US ETF	785,051	22,075,634	16,421,412	622,491	11,237,258	452,060	955,482	24,211,914	361,932	(874,806)
State Street Institutional Liquid Reserves Fund	15,054,957	15,054,957	30,857,657	30,857,657	17,602,560	17,602,560	28,310,054	28,310,054	44,130	—
The Consumer Discretionary Select Sector SPDR Fund	38,328	2,931,325	2,160,960	27,903	1,532,977	20,391	45,840	3,623,652	43,509	(12,254)
The Consumer Staples Select Sector SPDR Fund	—	—	3,606,814	72,350	261,179	5,147	67,203	3,565,119	16,859	5,543
The Technology Select Sector SPDR Fund	68,939	2,854,075	8,252,703	192,705	7,231,105	178,538	83,106	3,686,582	36,666	(110,787)

Blackstone/GSO Senior Loan Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	11,996,420	$11,996,420	$408,672,771	408,672,771	$337,601,530	337,601,530	83,067,661	$83,067,661	$192,682	$—

SSGA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	487,918	$487,918	$160,138,109	160,138,110	$160,583,746	160,583,746	42,282	$42,282	$2,809	$—

State Street DoubleLine Total Return Tactical Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	152,859,462	$152,859,462	$1,294,754,405	1,294,754,405	$1,235,803,018	1,235,803,018	211,810,849	$211,810,849	$395,943	$—

SSGA MFS Systematic Core Equity Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	26,105	$26,105	$166,860	166,860	$119,645	119,645	73,320	$73,320	$75	$—

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

SSGA MFS Systematic Growth Equity Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	63,671	$63,671	$434,530	434,530	$351,590	351,590	146,611	$146,611	$173	$—

SSGA MFS Systematic Value Equity Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	27,610	$27,610	$120,548	120,548	$119,085	119,085	29,073	$29,073	$37	$—

State Street Risk Aware Portfolio	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	9,120	$9,120	$42,755	42,756	$48,420	48,420	3,456	$3,456	$8	$—

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$89,865,533	$1,109,210	$16,539,936	$(15,430,726)
SSGA Income Allocation Portfolio	103,400,733	3,760,572	4,975,768	(1,215,196)
SSGA Global Allocation Portfolio	179,943,112	4,875,089	6,277,572	(1,402,483)
Blackstone/GSO Senior Loan Portfolio	869,987,046	3,680,617	7,022,998	(3,342,381)
SSGA Ultra Short Term Bond Portfolio	14,023,513	6,407	28,674	(22,267)
State Street DoubleLine Total Return Tactical Portfolio	2,243,934,650	24,259,360	18,219,009	6,040,351
SSGA MFS Systematic Core Equity Portfolio	5,854,224	187,429	274,210	(86,781)
SSGA MFS Systematic Growth Equity Portfolio	11,851,733	683,802	504,393	179,409
SSGA MFS Systematic Value Equity Portfolio	2,524,846	221,740	153,751	67,989
SSGA Risk Aware Portfolio	1,846,211	174,397	81,040	93,357

Other information regarding the portfolios is available in the portfolios’ most recent Report to Shareholders. This information is also available on the portfolios’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: May 23, 2016

By:	/s/ Bruce S. Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: May 23, 2016